As filed with the Securities and Exchange Commission on April 26, 2013
File No. 333-106971
File No. 811-21399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	15	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	16	[	X	]

(Check appropriate box or boxes.)

THE AEGIS FUNDS
(Exact Name of Registrant)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of Principal Executive Office)

Registrant's Telephone Number (703) 528-7788

Mr. Scott L. Barbee
6862 Elm Street, Suite 830
McLean, VA 22101
(Name and Address of Agent for Service)

Copy to:
Paul M. Miller, Esq.
Seward & Kissel LLP
901 K Street NW
Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On April 30, 2013 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Aegis High Yield Fund Class A (Ticker: AHYAX) Class I (Ticker: AHYFX)
Prospectus April 30, 2013

This Prospectus contains important information about the Fund that you should know before investing.  Please read it carefully and retain it for future reference.

The Aegis High Yield Fund seeks to achieve maximum total return with an emphasis on high current income.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents - Prospectus

Table of Contents - Prospectus

FUND SUMMARY

The Fund’s Investment Goal
The Fund’s investment goal is to seek maximum total return with an emphasis on high current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in Description of Classes – Class A Shares General on page 18 of this Prospectus and in Purchase, Redemption and Pricing of Shares – Reduction or Waiver of Deferred Sales Charge on page 21 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases	None	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	None	1.00%(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee Paid to the Aegis High Yield Fund (as a percentage of amount redeemed within 180 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.62%	1.04%
Total Annual Fund Operating Expenses (before expense reimbursement)	1.52%	2.19%
Fee Waiver and/or Expense Reimbursement(2)	-0.32%	-0.74%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.20%	1.45%
(1)
The deferred sales charge applies to redemptions of shares that were purchased without imposition of the initial sales charges (i.e., purchases of $1 million or more) occurring within 2 years of purchase.

(2)
Aegis Financial Corporation (the “Advisor”) has entered into a contractual expense limitation agreement with the Fund pursuant to which the Advisor has agreed to limit fees and/or reimburse the Fund’s expenses until April 30, 2014 in order to limit the “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (not including Acquired Fund Fees and Expenses) of the Fund to 1.20% of the Class I shares’ average daily net assets and 1.45% of the Class A shares’ average daily net assets.  Brokerage fees, interest expenses, taxes and dividend and extraordinary expenses are excluded from the operating expenses subject to the expense limitation agreement.  Only the Board of Trustees may terminate the expense limitation agreement during its current term.  The Fund has agreed to repay the Advisor for amounts assumed by the Advisor pursuant to the expense limitation agreement, provided that such repayment does not cause the “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” to exceed 1.20% (for Class I) or 1.45% (for Class A) and the repayment is made within three years after the year in which the Advisor incurred the expense.  The agreement may be extended by the parties for additional one-year terms.

Table of Contents - Prospectus

Example  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the expense limitation agreement is not extended beyond its initial term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$122	$449	$799	$1,785
Class A*	$617	$966	$1,440	$2,748

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$122	$449	$799	$1,785
Class A	$517	$966	$1,440	$2,748

*
If you purchase Class A shares without imposition of the initial sales charge and redeem your Class A shares within two years after purchase, then a 1.00% deferred sales charge would increase the expenses.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Table of Contents - Prospectus

The Aegis High Yield Fund’s Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in high-yield fixed-income securities, which include debt securities and preferred stocks.  The Fund invests in a diversified portfolio of lower-quality, high-risk U.S. and foreign corporate bonds, commonly referred to as high-yield bonds (or “junk bonds”) that are rated below investment grade by Moody’s Investor Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”), or Fitch Ratings (“Fitch”) (which may include bonds having default credit ratings), or that are unrated but are considered by the Advisor, to be of comparable quality.  (See the table of corporate bond ratings in the Appendix.)  The Fund may also invest in preferred stocks.  The Fund may invest up to 20% of its assets in other assets, including but not limited to common stocks, warrants, investment-grade bonds, forward currency exchange contracts and options on securities.

High yield fixed-income securities generally provide a high current income in an effort to compensate investors for a significantly higher risk of loss and risk of default than higher quality securities.  These fixed-income securities are considered speculative securities.

The Advisor chooses securities based on careful credit research and seeks to purchase securities at prices that represent a meaningful discount to the estimated intrinsic value of the securities as determined by the Advisor.  The Fund may invest in securities in default or bankruptcy when the Advisor believes that such securities are undervalued and have potential for capital appreciation.

The Advisor will evaluate each security based on the security’s overall credit risk and the issuer’s asset coverage measures such as cash flow coverage ratios, corporate asset values, the issue’s seniority in the issuer’s capital structure, the expected volatility of corporate cash flows and asset values, and the issue’s particular credit covenants.

The Fund’s investments may include high yield fixed-income securities of former blue chip companies that are attempting to recover from business setbacks or a cyclical downturn (commonly known as “turnaround situations”), firms with weak cash flow characteristics, firms with heavy debt loads, or companies electing to borrow to pursue an acquisition strategy.

The Fund’s portfolio may include convertible bonds.  Convertible bond issues, unlike conventional high-yield bonds, give the bondholder the right to convert a bond into a specified number of shares of common stock of the issuing company.  Such bonds will generally be more volatile because their market value is influenced by the price action of the underlying stock, and the conversion feature provides the possibility of capital appreciation beyond par value.

The Fund may invest in foreign securities.  In recent years, many foreign companies have issued fixed-income securities denominated in U.S. Dollars and rated below investment grade.  These securities may have higher yields than similar domestic securities, but present special risks including political and legal risks, greater liquidity risks, and currency exchange risks.

Table of Contents - Prospectus

The Advisor typically will sell securities that have undergone a significant deterioration in their fundamental credit quality and intrinsic value, or securities that have appreciated to a point where their potential return is less attractive than that of other available securities of comparable credit quality.

The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Principal Risks of Investing in the Aegis High Yield Fund

Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down.  This means that you could lose money over short or extended periods of time.  Before investing in this Fund, you should carefully consider all risks of investing in:  fixed income securities in general, high yield fixed income securities, and fixed income securities of foreign issuers.  A summary of these risks is provided below.  Also, for additional information, please refer to the section of the Prospectus titled “Additional Information About the Investment Strategies and Risks of the Fund.”

•
High Yield Security Risk.  Investment in high yield securities can involve a substantial risk of loss.  These securities, which are rated below investment grade, are considered to be speculative with respect to the issuer’s ability to pay interest and principal and they are susceptible to default or decline in market value due to adverse economic and business developments.

•
Credit Risk.  Credit risk represents the possibility of losses in the event that a bond issuer might be unable to pay its interest and principal obligations in a timely manner, thus creating a default situation.  Credit risk is significant for high-yield bond investments.  Even if there is no actual default, it is probable that a bond will decline in price if its credit quality declines and its bond rating is downgraded to a lower category.  The Fund attempts to reduce portfolio credit risk by diversifying its holdings and doing careful credit research.

•
Interest Rate Risk.  Rising interest rates will cause the prices of existing bonds in the market to fall.  Longer maturity bonds will typically decline more than those with shorter maturities.  If the Fund holds longer maturity bonds and interest rates rise unexpectedly, the Fund’s performance could decline. Falling interest rates will cause the Fund’s portfolio income to decline, as maturing bonds are reinvested at lower yields.  Investors should expect the Fund’s monthly income to fluctuate with changes in its portfolio and changes in the level of interest rates.

Table of Contents - Prospectus

•
Liquidity Risk.  The high-yield bond market is much less liquid than the investment-grade bond market.  This creates a risk that the Fund may not be able to buy or sell optimal quantities of high-yield bonds at desired prices and that large purchases or sales of certain high-yield bonds may cause substantial price swings.

•
Market Risk.  The high-yield bond and securities market can experience sharp and sudden price swings due to a variety of factors, including changes in securities regulations, swings in market psychology, volatility in the stock market, changing economic conditions, a highly-publicized default, or changes in asset allocations by major institutional investors.

•
Foreign Investment Risk.  To the extent the Fund holds foreign securities, whether or not such bonds are denominated in U.S. Dollars, the Fund will be subject to special risks.  These risks will include greater volatility, investments that are less liquid than similar U.S. bonds, and adverse political or economic developments resulting from political, international or military crises.  An additional risk is that the value of the Fund’s investments in securities of foreign issuers, measured in U.S. Dollars, will increase or decrease as a result of changes in currency exchange rates.

•
Prepayment Risk.  Most high-yield bonds may be called by the issuer prior to final maturity.  The Fund may experience reduced income when an issuer calls a bond held by the Fund earlier than expected.  This may happen during a period of declining interest rates.

•
Defaulted or Bankrupt Securities Risk.  The Fund may invest in securities that are in default or bankruptcy.  These securities are not paying interest and may not pay principal, and will typically be replaced by new securities issued in a financial restructuring or bankruptcy reorganization.  There are risks in the timing and details of a restructuring or reorganization.  Delays will result in lost income to the Fund, and the value or amount of new securities issued may be less than expected.  There are also legal risks that proceedings may be very lengthy and that bankruptcy laws may be interpreted in ways that are unfavorable to bondholders.

•	Convertible Securities Risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of comparable quality.

•
Equity Investment Risk.  To the extent the Fund invests in common stocks, it may be subject to the risks of changing economic, stock market, industry and company conditions.  In addition, the interests of equity holders are typically subordinated to the interests of creditors and other senior shareholders.

Table of Contents - Prospectus

•
Manager Risk.  Performance of individual high-yield fixed-income securities can vary widely.  Over any given time period, it is possible that poor security selection by the Advisor will cause the Fund to perform worse than other funds with similar investment objectives.  As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

•
Political and International Crisis Risk.  There is a risk that major political or international crises may occur which could have a significant effect on economic conditions and the financial markets.  Such crises, depending on their timing and scale, could severely impact the operations of the Fund.

•
Value Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Fund Performance

This bar chart and table show the variability of the Fund’s returns, which is one indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual total return for one and five years and over the life of the Fund compare to the returns of a broad-based securities market index.  The following information shows the performance of the Class I shares only, since it is the Class with the longest period of annual returns.  Class A shares commenced operation on August 24, 2012, and performance information will be available once Class A shares have been in operation for a calendar year.  The performance of the Class A shares will differ because the Class A shares have different expenses than the Class I shares.

Note: The past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  Updated information on the Fund’s results can be obtained on the Fund’s website at www.ageisfunds.com or by calling 800-528-3780 .

Table of Contents - Prospectus

Annual Total Returns as of December 31 - Class I

During the period shown on the bar chart, the Fund’s best and worst quarters are as follows:

Highest Quarterly Return	29.54%	2nd quarter 2009
Lowest Quarterly Return	-19.24%	4th quarter 2008

Average Annual Total Returns For the Periods Ended December 31, 2012
	1 Year	5 Years	Since Inception (1/2/2004)
Aegis High Yield Fund Class I:
Return Before Taxes	6.35%	8.07%	7.31%
Return After Taxes on Distributions	2.97%	4.37%	4.31%
Return After Taxes on Distributions and Sale of Fund Shares	4.04%	4.71%	4.52%
Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)	15.81%	10.34%	8.75%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your particular tax situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  These after-tax returns do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as 401(k) plans or individual retirement accounts.  All Fund performance data assumes reinvestment of dividends and capital gain distributions.  The past performance of the Fund, before and after taxes, is not necessarily an indication of how it will perform in the future.

Table of Contents - Prospectus

Management

Investment Advisor

Aegis Financial Corporation is the investment advisor to the Fund.

Portfolio Manager

Scott L. Barbee, Managing Director of Aegis Financial Corporation, has been the portfolio manager of the Fund since October 1, 2008.

Purchase and Sale of Fund Shares

The minimum initial investment for Class I shares is $1,000,000.  The minimum initial investment for Class A shares is $2,000 ($1,000 for IRA accounts and accounts in connection with the Automatic Investment Plan).

The minimum subsequent purchase amount for Class A and Class I shares is $250 unless the purchase is made in connection with the Automatic Investment Plan, in which case you can make monthly or quarterly investments of $100 or more.

You may purchase, exchange or redeem shares of the Fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions.  Purchases and redemptions may be made by mailing an application or redemption request to Aegis High Yield Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, by wire, or by calling 800-528-3780. Subsequent purchases and redemptions may be made by visiting the Fund’s website at www.aegisfunds.com.  Investors who wish to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Fund may be placed.

Dividends, Capital Gains, and Taxes

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Table of Contents - Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

ADDITIONAL INFORMATION ABOUT THE INVESTMENT STRATEGIES AND RISKS OF THE FUND

Unless otherwise stated, all investment strategies (including investment goals) and limitations of the Fund are non-fundamental and may be changed by the Board of Trustees without shareholder approval.  However, in the case of the Fund’s principal investment strategy to invest at least 80% of its assets in high-yield fixed-income securities, which include debt securities and preferred stocks, the Fund must provide shareholders notice 60 days prior to any change to such policy.  In addition, for purposes of this 80% investment strategy, “assets” of the Fund means net assets plus the amount of any borrowings for investment purposes.  The fundamental investment policies of the Fund, which cannot be changed without shareholder approval, are set forth in the Fund’s Statement of Additional Information (“SAI”).  For more information, please refer to the SAI.

The Fund may borrow up to 33 1/3% of the value of its assets for investment purposes to the extent the Advisor believes that such leveraging will provide investors a potentially higher return.

Who Might Want to Invest?  The Fund may be an appropriate investment for risk-oriented investors seeking to maximize total return as well as a high level of current income.  The Fund can be used in both regular accounts and in retirement accounts.  An investor should be comfortable with the higher risk level and greater uncertainties surrounding junk bonds compared to investment grade securities.  In addition, the Fund’s goal is most suitable for long-term investors who are willing to hold their investment for extended periods of time through market fluctuations and the accompanying changes in Fund share prices.  The Fund is not intended for investors seeking short-term returns and it is also not appropriate for investors seeking stability and liquidity.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Temporary Defensive Investments.  The Fund may, from time to time, take a temporary defensive position by holding cash or by investing in money market funds, repurchase agreements on government securities and other cash equivalents when the securities markets are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist. During these circumstances, the Fund may be unable to pursue its investment objectives.  The Fund’s defensive investment position may not be effective in protecting its value.

Risk Factors

High-Yield Security Risk.  Investment in high-yield securities can involve a substantial risk of loss.  These securities, which are rated below investment grade, are considered to be speculative with respect to the issuer’s ability to pay interest and principal and they are susceptible to default or decline in market value due to adverse economic and business developments.  The market values for high-yield securities tend to be volatile and these securities are generally much less liquid than investment-grade debt securities.

Table of Contents - Prospectus

Credit Risk.  Lower-rated bonds present significantly higher risk of default, which is a failure to make all payments of interest and principal in a timely manner.  In a default situation there is also a risk that the eventual recovery value to bondholders may be, and usually is in the case of high-yield bonds, less than the bond’s full value and accrued interest.  Defaults, therefore, will generally reduce the income and value of the Fund’s portfolio.

Whether or not there is an actual default, perceived changes in a bond’s credit quality can cause a significant decrease or increase in the market value of the bond.  In some cases a sudden event may dramatically alter the perceived or actual credit quality of a security.

The Fund attempts to reduce the impact of credit risk by maintaining a broadly diversified portfolio representing many types of issuers from many different industry groups.  The Advisor performs careful credit research on any security before it is purchased for the Fund, and then monitors the creditworthiness of the Fund’s investments for any deterioration in quality.  The Advisor also attempts to identify issues that are enjoying improving credit quality and thus have appreciation potential.

Interest Rate Risk.  Bond prices move in the opposite direction of interest rates.  Thus a period of rising interest rates will cause a bond portfolio to decline in value, and a period of falling interest rates will cause a bond portfolio to rise in value.  During periods of rapidly rising interest rates the Fund’s portfolio could decline in value.  Investors should understand that interest rate cycles can be measured in many years, and that there have been long periods of time in the past when interest rates have been rising.  Such time periods will make it more difficult for the Fund to achieve its investment goal of maximum total return.

Changes in interest rates can affect bond income as well as bond prices.  The Fund’s monthly income will fluctuate with changes in interest rates.  Falling interest rates will cause the Fund’s income to decline, as maturing bonds are reinvested at lower yields.  Investors should understand that the current yield on the Fund’s portfolio may not accurately represent its potential long-term yield.  To maximize the monthly income of the portfolio, the Advisor generally attempts to buy longer-term bonds when interest rates are falling and shorter-term bonds when rates are rising.  These adjustments can help blunt the negative effects of interest rate changes, but cannot prevent fluctuation of the portfolio’s income.

Liquidity Risk. The high-yield bond market is significantly less liquid than the investment-grade bond market.  This creates a risk that the Fund may not be able to buy or sell the desired quantities of high-yield bonds at satisfactory prices, and that large purchases or sales of certain bonds may cause substantial price swings in the market for those securities.

Table of Contents - Prospectus

The market values for high-yield securities are more volatile than those of higher quality bonds.  Under adverse market or economic conditions, the secondary market for high-yield securities could contract, causing certain of such instruments to potentially become more difficult to sell, or ultimately, illiquid.  Because there are fewer dealers in the market for high-yield securities, prices quoted on certain instruments may vary widely.

Liquidity risk impacts the Fund by placing high transaction costs and risks on portfolio turnover, and therefore may force the Fund to keep a portion of its assets in cash or liquid securities to minimize the need for frequent portfolio trading.  These portfolio effects could make it more difficult for the Fund to achieve its investment goals.

Market Risk.  The high-yield bond and securities market is significantly more volatile and is a much smaller market than the investment-grade bond market.  The entire high-yield bond market can experience sharp and sudden swings.  These swings might be caused by rapid changes in market psychology, volatility in the stock market, changes in securities regulations, changes in economic conditions, a highly publicized default, or changes in asset allocations by major institutional investors.

It is difficult for the Advisor to consistently protect the Fund’s portfolio from general market risk.  It is not an operating policy of the Fund to incur the expense of hedging against changes in the value of the Fund’s portfolio.  Investors should expect fluctuations in the price of the Fund’s shares due to general market swings, and some of these fluctuations will be sudden and unexpected.

Foreign Investment Risk.  Foreign securities involve special risks and costs.  Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.  Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher taxes, transaction and custody costs.

Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability.  Future political and economic developments, the possible imposition of withholding taxes on investment income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities.  Currency exchange rates may fluctuate significantly, causing the Fund’s net asset value to fluctuate as well.  A decline in the value of a foreign currency relative to the U.S. Dollar will reduce the value of a foreign currency-denominated security.

Table of Contents - Prospectus

Prepayment Risk. Most high-yield bonds may be called by the issuer prior to final maturity.  The Fund may experience reduced income when an issuer calls a bond held by the Fund earlier than expected.  This may happen during a period of declining interest rates.  Under these circumstances, the Fund may be unable to recoup all of its initial investment and will have to reinvest the proceeds in lower-yielding securities. The loss of higher-yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price.

Extension Risk. When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund’s holdings may fall sharply.

Defaulted or Bankrupt Securities Risk. When a bond issuer encounters financial distress, it may default on bond payments or file a bankruptcy petition.  Defaulted or bankrupt bonds are typically replaced with new securities, either shares of stock or a new bond issue, as part of a financial restructuring or bankruptcy reorganization.  The risks in these securities include:  loss of income, uncertain timing of implementing a new financing plan, legal uncertainties, variations in state bankruptcy laws, difficulty of valuing the assets of a distressed company, possible management changes, and risks in the amount of and value of new securities to be received.  Some companies do not recover from severe financial distress and are liquidated; these situations may result in a total loss of the Fund’s investment in the security.

Leveraging/Borrowing Risk.  Borrowings by the Fund will involve leveraging the value of the Fund’s assets. Leveraging will exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio. If the securities held by the Fund decline in value while these borrowings are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.  Interest costs will also reduce the net income from the Fund’s assets.

Convertible Securities Risk.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of comparable quality.  The market values of convertible securities may decline as interest rates increase.  The value of a convertible security may also be adversely affected as a result of economic and market developments involving the issuer or its common stock price.

Equity Investment Risk.  To the extent the Fund invests in common stocks, it may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management’s ability to anticipate any changes that can adversely affect the value of the Fund’s common stock holdings.  In addition, the interests of common stock holders are typically subordinated to the interests of creditors and other senior shareholders, such as preferred shareholders.

Manager Risk.  The Advisor seeks to minimize the risks of high-yield bonds by using a disciplined management approach, diversifying the Fund’s portfolio and doing careful credit research.  The performance of individual high-yield bond issues can vary widely.  There could be periods of time when, despite careful research and analysis, poor security selection by the Advisor will cause the Fund to perform worse than other funds with similar investment objectives.  Similarly, periods of notably strong performance may not be sustainable, and therefore should not be the sole criteria for an investor’s decision to invest in the Fund.  Also, the Advisor does not attempt to benchmark any bond index, and therefore the Fund could perform differently than other similar funds.  As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

Table of Contents - Prospectus

Political and International Crisis Risk.  From time to time, major political, international or military crises may occur which could have a significant effect on economic conditions and the financial markets.  Such crises, depending on their timing, location and scale, could cause very high volatility in the financial markets and severely impact the operations of the Fund.  A crisis could harm the value of the Fund’s shares and harm the Advisor’s ability to properly manage the Fund’s portfolio, thereby increasing the potential of losses in the Fund.

Value Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Cash Reserves.  The Advisor may hold a significant portion of the Fund’s portfolio in cash or cash equivalent securities. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  As a result, you may not achieve your investment objectives during such periods.  Holding larger than usual cash reserves can penalize short-term performance in rising markets, but during market declines cash reserves may allow the Fund to purchase securities at discounted prices.

More detailed information about the Fund, its investment policies, risks and management can be found in the SAI.

Disclosure of Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI, which is available without charge on the Fund’s website at www.aegisfunds.com and by calling the Fund at (800) 528-3780.

Table of Contents - Prospectus

MANAGEMENT OF THE FUND

Organization.  The Fund operates as a separate investment series of The Aegis Funds (the “Trust”), which is organized as a Delaware statutory trust and is registered with the U.S. Securities and Exchange Commission as an open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”).

Investment Advisor.  Aegis Financial Corporation, 6862 Elm Street, Suite 830, McLean, Virginia 22101, is the Fund’s investment advisor.  The Advisor, which has operated as a registered investment advisor since 1994, manages private account portfolios and has served as the Fund’s investment advisor since the Fund’s inception on January 1, 2004.  The Advisor provides investment advisory services and order placement facilities for the Fund.

Advisor Compensation.  The Fund pays to the Advisor a fee to manage the Fund’s portfolio.  For the fiscal year ended December 31, 2012, the Fund paid the Advisor a net advisory fee of 0.56% of the average net assets of the Fund.

A discussion of the factors that the Board of Trustees considered in approving the Investment Advisory Agreement is included in the Fund’s Annual Report to shareholders for the year ended December 31, 2012.

Portfolio Manager.  Scott L. Barbee serves as the portfolio manager of the Fund.  He is a Chartered Financial Analyst and a Managing Director of the Advisor, which he joined in 1997.  Mr. Barbee has over fifteen years of experience in the securities industry and has been the portfolio manager of the Aegis High Yield Fund since 2008. He was a founding trustee and officer of the Fund.  Mr. Barbee graduated from Rice University in 1993 and received an MBA degree from the Wharton School at the University of Pennsylvania in 1997.

The SAI provides additional information about the portfolio manager’s compensation arrangements, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares in the Fund.

Fund Distributor.  Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, WI 53202, serves as the distributor of the Fund’s shares.  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc.  The offering of the Fund’s shares is continuous.  The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem the Fund’s shares.

Fund Transfer Agent and Administrator.  U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), serves as the Fund’s administrator, fund accountant, transfer agent and dividend disbursing agent.  The Transfer Agent and the Distributor are affiliates.

Table of Contents - Prospectus

DESCRIPTION OF CLASSES

Each share class represents an ownership interest in the same investment portfolio as the other class of shares of the Fund.  When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares.  Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals.  If you qualify to purchase Class I shares, you should purchase them rather than Class A shares, since Class A shares have higher expenses than Class I shares.  Each class of the Fund invests in the same portfolio of securities; however, the returns for each class of shares would differ because each class is subject to different expenses.

Investors eligible to purchase Class I shares of the Fund may do so at the Fund’s net asset value (“NAV”) without a sales charge or other fee.

If you select Class A shares, you generally pay the Distributor a sales charge at the time of purchase. You may be eligible for a sales charge reduction or waiver.  The Fund has adopted a plan under Rule 12b-1 of the 1940 Act, which allows the Fund to pay distribution and service fees for the sale, distribution and shareholder servicing of its shares.  If you buy Class A shares, you also pay out of Fund assets a distribution and service fee of 0.25%. Because distribution and service fees are paid out of Fund assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.  If you purchase Class A shares at the $1 million breakpoint, you will not be subject to an initial sales charge, but you will, subject to certain exceptions, be subject to a deferred sales charge of 1.00% when redeemed within 2 years of purchase.  Please see the section entitled “Description of Classes – Class A Shares – General – For Investment of Over $1 Million” for more information.

Certain financial intermediaries that make the Fund’s shares available to their customers may charge fees in addition to those described in this Prospectus for providing certain services, including: marketing, distribution or other services intended to assist in the offer and sale of Fund shares; shareholder servicing activities; and/or sub-transfer agency services provided to individual shareholders or beneficial owners where a financial intermediary maintains omnibus accounts with the Fund’s Transfer Agent.  The Advisor, the Distributor or their affiliates may pay all or a portion of those fees out of their own resources.  The compensation is discretionary and may be available only to selected selling and servicing agents.  The amount of fees paid to a financial intermediary in any given year will vary and may be based on one or more factors, including a fixed amount, a fixed percentage rate, a financial intermediary’s sales of Fund shares, assets in Fund shares held by the intermediary’s customers, or other factors.  In addition, consistent with applicable regulations, the Advisor, the Distributor or their affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Fund; recreational activities; gifts; and/or other non-cash items.

Table of Contents - Prospectus

Class I Shares

If you owned shares of the Fund as of August 24, 2012, then your shares were re-designated as Class I shares (“Class I Grandfathered Shares”). Class I Grandfathered Shares are subject to the policies and procedures of Class I shares, except that Class I Grandfathered Shares are not subject to the $1,000,000 account minimum balance.

Class I shares are offered primarily for direct investments by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other service fees with respect to their customers’ investments in the Fund.

•	The minimum initial investment for Class I shares is $1 million. The Advisor may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

Before making an initial investment in Class I shares, you should call the Fund at 800-528-3780 to determine if you are eligible to invest in Class I shares. The Fund will provide you with an application form and give you further instructions on how to invest.  The Transfer Agent must have received your completed application before you may make an initial investment.

Class A Shares

If you purchase Class A shares of the Fund you will pay the public offering price (“POP”) which is the NAV per share next determined after your order is received in good order plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows (with the dealer reallowance shown in the far right column):

Table of Contents - Prospectus

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment*	Dealer Compensation as a % of Offering Price
Less than $100,000	3.75%	3.90%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 but less than $500,000	2.25%	2.30%	2.25%
$500,000 but less than $1 million	1.75%	1.78%	1.75%
$1 million and above	0.00%**	0.00%	0.00%***
*	Rounded to the nearest one-hundredth percent.
**
As shown, investors that purchase Class A shares at the $1 million breakpoint will not pay any initial sales charge on the purchase.  However, any Class A shares purchased at the $1 million breakpoint will, subject to certain exceptions, be subject to a deferred sales charge of 1.00% when redeemed within 2 years of purchase.

***	The Advisor pays through the Distributor 1.00% of the Offering Price as compensation to dealers.

Class A Shares - General

No initial sales charge applies to shares that you buy through reinvestment of dividends.

If you invest $1,000,000 or more in Class A shares, you do not pay an initial sales charge. If the shareholder redeems the Class A shares within two years after purchase, a deferred sales charge of 1.00% will be charged and paid to the Distributor, subject to certain exceptions (please see the section entitled “Description of Classes – Reduction or Waiver of Deferred Sales Charge Applicable to Class A Shares” for more information).  Any applicable conditional deferred sales charge will be based on the original cost of the shares. Because the Advisor finances the up-front commission paid to dealers who are responsible for purchases of Class A shares of $1,000,000 or more, the Distributor reimburses the Advisor the 1.00% deferred sales charge paid by shareholders redeeming within two years after purchase.  Shares acquired through reinvestment of distributions are not subject to a contingent deferred sales charge.  Shares not subject to a contingent deferred sales charge will be sold first.

A reduced or waived sales charge on a purchase of Class A shares may apply for:

•	Purchases under a Right of Accumulation or Letter of Intent;

•	Registered representatives (and their immediate family members as described below under “Right of Accumulation”) of brokers-dealers who act as selling agents.

Table of Contents - Prospectus

        Investors may need to provide their broker-dealer with the information necessary to take full advantage of reduced or waived Class A sales charges.

Right of Accumulation

You may combine your current purchase of Class A shares with other existing Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other Class A shares you own at the financial intermediary at which you are making the current purchase.  If the current purchase is made directly through the Transfer Agent, then only those shares held directly at the Transfer Agent may apply toward the right of accumulation. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation. The following are relationships that, if held individually or in any combination within the group, can be aggregated: the individual; his/her spouse; his/her children under 21; any account that has the same social security number as the individual, his/her spouse and/or his/her children under 21. In order to receive a reduced sales charge, you must, at the time of purchase, provide sufficient information to permit verification that the purchase qualifies for the discount. All eligible shareholder names, account numbers and tax identification numbers, along with an indication of the relationship to the investor, must be included at the time of the initial purchase. The Right of Accumulation may be amended or terminated at any time.

Letter of Intent

A Letter of Intent permits you to pay the Class A sales charge that would be applicable if you agree to buy at least $100,000 in the Aegis Funds within a 13-month period, starting with the first purchase pursuant to the Letter of Intent.  The Letter of Intent is not a binding obligation to purchase any amount of Class A shares, but its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if you notify the Transfer Agent in writing of this intent within the 90-day period.  The value of Class A shares of the Fund presently held, based on the maximum offer price, on the date of the first purchase under the Letter of Intent may be included as a credit toward the completion of the Letter, but the reduced sales charge applicable to the amount covered by the Letter will apply only to new purchases. At the end of the 13-month period, if the total dollar amount of shares purchased does not equal the amount stated in the Letter of Intent, you will be notified and must pay the difference between the sales charge on the Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter.  Class A shares equal to 3.75% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose.  If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge, but there will be no retroactive reduction of the sales charges on any previous purchase. Purchasers who may qualify for this further reduced sales charge must provide the Transfer Agent with sufficient information to permit confirmation of qualification.  In order to execute a Letter of Intent, please contact the Transfer Agent at 800-528-3780.

Table of Contents - Prospectus

For Investment of over $1 Million

There is no initial sales charge on Class A shares purchases of $1 million or more.  However, your investment professional or financial institution may receive a commission of 1.00% on your purchase.  If the shareholder redeems the Class A shares within two years after purchase, a deferred sales charge of 1.00% will, subject to certain exceptions, be charged and paid to the Distributor (please see the section entitled “Description of Classes – Reduction or Waiver of Deferred Sales Charge Applicable to Class A Shares” for more information).  Any applicable CDSC will be based on the original cost of the shares.  Because the Advisor finances the up-front commission paid to dealers who are responsible for purchases of Class A shares of $1,000,000 or more, the Distributor reimburses the Advisor the 1.00% deferred sales charge paid by shareholders redeeming within two years after purchase.

Class A shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and Profit Sharing and Pension plans, which invest $1 million or more.  Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver.  Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Fund’s Distributor to perform share distribution services may receive a commission on such sales of the Fund of 1.00%.  If such a commission is paid, the plan will be assessed a contingent deferred sales charge of 1.00% if it sells the shares within 2 years.

Waiving Your Sales Charge

The Fund reserves the right to waive the sales charges for certain groups of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•
Current and retired employees, directors/trustees and officers of: (1) The Aegis Funds; (2) Aegis Financial Corporation and its affiliates; and (3) Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above;

•
Current employees of: (1) broker-dealers who act as selling agents; and (2) Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above;

Table of Contents - Prospectus

•
Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s Distributor that allows for load-waived Class A purchases; and

•	Qualified broker-dealers who have entered into an agreement with the Fund’s Distributor that allows for load-waived Class A purchases.

The Fund also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

More information regarding the Fund’s sales charges, breakpoints and waivers is available free of charge on the Fund’s website: www.aegisfunds.com.  Click on “Breakpoints and Sales Loads.”

Reduction or Waiver of Deferred Sales Charge Applicable to Class A Shares

The deferred sales charge relating to Class A shares may be reduced or waived in certain circumstances, such as:

•
Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held;

•	Withdrawals through a Systematic Withdrawal Plan;

•	Redemptions of shares acquired through reinvestment of dividends and distributions; or

•	Redemptions of shares for which the selling dealer has not received compensation through the Distributor from the Advisor.

Reinstatement Privilege

If you redeem Class A shares and within 60 days buy new Class A shares in the Fund you will not pay a sales charge on the repurchased amount.  The amount eligible for this reinstatement privilege may not exceed the amount of your redemption proceeds, and the reinstated shares must go back into the same account from which they were redeemed.  To exercise the privilege, contact your financial consultant, selected securities dealer, other financial intermediary or the Transfer Agent at 800-528-3780.

Table of Contents - Prospectus

ABOUT YOUR ACCOUNT

HOW TO PURCHASE SHARES

Shares of the Fund may be purchased directly from the Fund, or through an existing brokerage or other similar account held by the investor if the broker or intermediary has an arrangement with the Fund.  The Fund reserves the right to reject any specific purchase order and to close the Fund to new or existing investors at any time.  You may only purchase shares if the Fund is eligible for sale in your state or jurisdiction.

The minimum initial investment for Class I shares is $1,000,000.  The minimum initial investment for Class A shares is $2,000 ($1,000 for IRA accounts and accounts in connection with the Automatic Investment Plan).

The minimum subsequent purchase amount for Class A and Class I shares is $250 unless the purchase is made in connection with the Automatic Investment Plan, in which case you can make monthly or quarterly investments of $100 or more.

The Fund reserves the right to change the minimum amounts for initial and/or subsequent investments and may set different investment minimums for financial intermediaries buying shares and waive the minimum investment requirements for employer-sponsored retirement plan accounts.

The price paid for Fund shares is the net asset value per share (“NAV”) (plus applicable sales charge for Class A shares) next determined following the receipt of the purchase order in good order by the Fund’s Transfer Agent or those financial intermediaries with arrangements with the Fund to offer Fund shares (“authorized intermediaries”).  This is the offering price.  “Good order” is defined as including all required account information and payment, or instructions for payment by wire or from a broker.

A purchase in “good order” must include the following:

(1)	The name of the Fund and the shareholder account number, if issued.
(2)	The amount of the transaction (specified in dollars or shares).
(3)	Signatures of all owners, exactly as they are registered on the account.
(4)	Other supporting legal documentation that may be required, in the case of trusts, corporations, associations, partnerships, estates, retirement plans and certain other accounts.

Purchase orders received by the Fund’s Transfer Agent or authorized intermediaries prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV.  Purchase orders received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will be processed at the next business day’s closing NAV (plus applicable sales charge for Class A shares).  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

Table of Contents - Prospectus

All shares (including reinvested dividends and distributions) are issued in full and fractional shares rounded to the third decimal place.  All shares purchased will be held in book entry form by the investor’s brokerage firm or by the Fund, as the case may be.  Any transaction in an account, including reinvestment of dividends and distributions, will be confirmed in writing to the shareholder.

Calculation of Net Asset Value.  The Fund’s NAV is calculated at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day the Exchange is open for business.  The NAV is determined by dividing the total closing market value of the Fund assets (i.e., portfolio investments, cash, other assets and accrued income), less Fund liabilities (i.e., accrued expenses and other liabilities), by the number of outstanding shares of the Fund.  Due to the fact that different expenses are charged to the Class I and Class A shares of the Fund, the NAV of the two classes of the Fund will vary.

In determining the NAV, securities held by the Fund are valued based on market quotations, or if market quotations are not readily available or are unreliable, at their fair value as determined by the Advisor in good faith under procedures established and supervised by the Board of Trustees.  Certain short-term debt instruments used to manage the Fund’s cash are valued on the basis of amortized cost.

Fair Value Pricing.  The Fund from time to time invests in securities that are not actively traded.  Securities for which market quotations are not readily available or are not reliable are carried at their fair value as determined in good faith by the Advisor, under the supervision of the Fund’s Board of Trustees.

Fair value pricing may be used under circumstances that include, but are not limited to, the early closing of the exchange on which a security is traded or suspension of trading in the security.  In addition, the Fund may use fair value pricing for securities traded in non-U.S. markets because, among other factors, foreign markets may be open on days or times when U.S. markets are closed and many foreign markets close before the Fund values its securities, normally at 4:00 p.m. Eastern time. The use of fair value pricing in these circumstances seeks to protect long-term Fund investors from certain short-term investors who may seek to take advantage of the Fund by exploiting discrepancies between a security’s market quotations that may no longer be accurate, and the current fair value of that security.

Table of Contents - Prospectus

When the Fund holds securities traded in foreign markets that close prior to U.S. markets, significant events, including company-specific developments or broad market moves, may affect the value of foreign securities held by the Fund.  Consequently, the Fund’s NAV may be affected during a period when shareholders are unable to purchase or redeem their shares in the Fund.

Purchasing Shares Through A Broker or Other Financial Intermediary.  Some brokers and other financial intermediaries have arrangements with the Fund to offer Fund shares.  These authorized intermediaries may charge transaction fees for purchases and sales of the Fund.  Contact your authorized intermediary for additional information regarding availability of the Fund shares and any transaction fees it may charge for purchases of Fund shares.  Your purchase order will be processed at the NAV next determined after receipt of your order (plus applicable sales charge for Class A shares) in good order by the authorized intermediary.  Purchase orders received by an authorized intermediary prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV.  See the definition of “good order” under the section “How to Purchase Shares” presented above.

Direct Investment—Opening an Account and Purchasing Shares

To purchase shares directly from the Fund, a New Account Application must be completed and signed.  If you have any questions about the Fund or need assistance with your New Account Application, please call the Fund at 800-528-3780.  Certain types of investors, such as trusts, corporations, associations, partnerships or estates, may be required to furnish additional documents when they open an account.  These documents may include corporate resolutions, trusts, wills, and partnership documents, trading authorizations, powers of attorney, or other documents.

Unless specified differently, accounts with two or more owners will be registered as joint tenants with rights of survivorship.  To make any ownership change to a joint account, all owners must agree in writing, regardless of the law in your state.

Note: There are specific IRA Account Applications required for new IRA accounts, Roth IRA accounts, and transfers of IRA accounts from other custodians.  Please visit the Fund’s website at www.aegisfunds.com or call the Fund at 800-528-3780 to obtain the correct IRA Account Application.

Table of Contents - Prospectus

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your New Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 800-528-3780 if you need additional assistance when completing your New Account Application.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Initial Purchase - By Mail

To open an account at the Fund and purchase shares by mail, you must complete and return the appropriate Account Application with a check made payable to Aegis High Yield Fund.  Account Application(s) and checks should be mailed to:

Regular Mail:	Overnight Mail:
Aegis High Yield Fund	Aegis High Yield Fund
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Initial Purchase - By Telephone

You may not make an initial purchase of Fund shares by telephone.  Prior to conducting telephone transactions, you must provide the Fund with a completed Account Application, a voided check, and other information.  The Fund and its agents will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.  If reasonable procedures are followed, the Fund and its agents will not be liable for any loss, cost or expense for acting upon telephone instructions believed to be genuine or for any unauthorized telephone transactions.

Table of Contents - Prospectus

Initial Purchase - By Wire

To open an account by wire, a completed account application is required before your wire can be accepted.  You may mail or overnight deliver your Account Application to the Transfer Agent.  Upon receipt of your completed application, an account will be established for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be applied correctly. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 E. Wisconsin Avenue
ABA #:  075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further credit:
Aegis High Yield Fund [name of Class]
Shareholder name and account number:

Wired funds must be received prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please note that the Fund is offered and sold only to persons residing in the United States and some U.S. territories.

Additional Information Regarding Direct Purchases

All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000, nor post dated checks, post dated online bill pay checks, or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Table of Contents - Prospectus

The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  The Fund reserves the right to reject any application .

Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members can be used for telephone transactions.  It takes 15 calendar days after receipt by the Fund of your bank account information to establish this feature.  Purchases by ACH transfer may not be made during this time.  You are automatically granted telephone transaction privileges unless you decline them on your Account Application or by calling 800-528-3780.  You must have ACH instructions on your account in order to conduct online purchases.

Distribution and Service (12b-1) Fees.  For the Class A shares, the Fund has a distribution plan, sometimes known as a 12b-1 plan, that allows the Class A shares to reimburse the Distributor for distribution and service fees of up to 0.25% per year for the sale of shares and for services provided to Class A shareholders. Because these fees are paid out of the assets of the Class A shares of the Fund on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  The Class I shares are not subject to the 12b-1 plan.

Direct Investment—Purchasing Additional Shares

Subsequent Purchase - By Mail

Make your check payable to Aegis High Yield Fund, indicate your account number on the check, and mail it to the Fund at the address set forth under “Direct Investment-Opening an Account and Purchasing Shares-By Mail.”

Subsequent Purchase - By Telephone

You are automatically granted telephone transaction privileges unless you decline them on your Account Application or by calling the Fund at 800-528-3780.  You may call the Fund at 800-528-3780 to purchase shares in an existing account.  Investments made by electronic funds transfer must be from a pre-designated bank account and in amount of at least $1,000 and not greater than $100,000.  If your order is received prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), your order will be processed at the net asset value calculated on the day your order is placed.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Subsequent Purchase - By Internet

After your account is established, you may set a user ID and password by logging into www.aegisfunds.com.  This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer through the ACH network. Please ensure that your fund account is set up with bank account instructions and that your bank is an ACH member. You must have provided a voided check with which to establish your bank account instructions in order to complete internet transaction.  For important information on this feature, see “Fund Transactions through the Fund’s Website” below.

Table of Contents - Prospectus

Subsequent Purchase - By Wire

You may also wire money to U.S. Bank, N.A. per the instructions set forth above under “Direct Investment-Opening an Account and Purchasing Shares-By Wire.”  Prior to wiring money to purchase additional shares of the Fund, please contact the Transfer Agent to advise of your intent to wire and to ensure proper credit upon receipt.

Automatic Investment Plan

The Automatic Investment Plan allows you to purchase shares of the Fund through pre-authorized transfers of funds from your bank account. Under the Automatic Investment Plan, you may make subsequent minimum purchases on a monthly or quarterly basis of $100 or more.  You can establish the Automatic Investment Plan for your account by completing the appropriate section of the Account Application.

HOW TO REDEEM SHARES
Redemption Fee

To discourage frequent short-term trading in Fund shares, the Fund imposes a redemption fee on redemptions, including exchanges for shares of other Aegis Funds.  If you purchase shares of the Fund you will be charged a 2.00% fee for any redemption of those shares made within 180 days of the purchase.  The 180-day period begins on the purchase date and ends 180 days from that date.

This redemption fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is not a sales charge and is not paid to the Advisor or any third party.  The redemption fee applies to redemptions from the Fund and exchanges from the Fund into another fund advised by the Advisor.  The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. For this purpose, shares of the Fund will be treated as redeemed as follows: first, reinvested shares; second, on a first-in, first-out (FIFO) basis.  The Fund reserves the right to modify the terms of, or terminate, this fee at any time.

The redemption fee is not imposed in connection with the following:
•	redemption of shares associated with periodic distributions from retirement accounts (including IRAs and retirement plans);
•	redemption of shares acquired through reinvestments of dividends or capital gain distributions;

Table of Contents - Prospectus

•	redemption of shares in certain hardship situations, such as death or disability of the shareholder;
•	redemption of shares to return an excess contribution to a retirement account;
•	redemption of shares in connection with qualified default investment alternatives;
•	redemption of shares as part of a systematic plan, such as an Automatic Investment Plan or Systematic Withdrawal Plan; and
•
redemption of shares through omnibus accounts or financial intermediaries either (i) in connection with periodic rebalancing of asset allocation programs or fund of funds products, if it has been determined that such activity does not constitute frequent trading or (ii) when the Fund has reasonably determined that policies and procedures with respect to short-term trading in Fund shares are in effect.

The Fund reserves the right to waive the redemption fee in other circumstances.

How to Redeem Shares through a Broker or Other Financial Intermediary

You may sell Fund shares held in a brokerage or other similar account by submitting a redemption request to your authorized intermediary.  If you redeem shares of the Fund held in a brokerage or other similar account with an authorized intermediary, you should be aware that there may be a charge to you for such services.  Redemption requests received by an authorized intermediary prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV.

You may transfer your shares from the street or nominee name account of one broker-dealer to another, as long as both broker-dealers have arrangements with the Fund.  The transfer will be processed after the Fund’s Transfer Agent receives authorization in good order from your delivering securities dealer.

How to Redeem Shares from Direct Investment

You may redeem shares as described below on any day the Fund is open for business.  Shares will be redeemed at the next determined NAV after the Fund’s Transfer Agent receives the redemption request in good order.  Redemption requests received by the Fund’s Transfer Agent prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV.  Redemption requests received after the close of regular trading on the New York Stock Exchange will be processed at the closing NAV for the following business day.

Table of Contents - Prospectus

Redemption - By Mail

To redeem shares, of any amount from your Fund account, you may send a request in good order to the Fund at:

Regular Mail:	Overnight Mail:
Aegis High Yield Fund	Aegis High Yield Fund
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

If made in writing, a redemption request in good order must include the following:
(1)	The name of the Fund and the shareholder account number.
(2)	The amount of the transaction (specified in dollars or shares).
(3)	Signatures of all owners, exactly as they are registered on the account.
(4)	Share certificates, if held by the shareholder.
(5)	Other supporting legal documentation that may be required, in the case of trusts, corporations, associations, partnerships, estates, retirement plans and certain other accounts.

A signature guarantee is required to redeem shares in the following situations:
•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 days;
•	For all redemptions in excess of $100,000 from any shareholder account.

Table of Contents - Prospectus

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Fund reserves the right to waive any signature requirement at its discretion.

Redemption - By Telephone

You are automatically granted telephone transaction privileges unless you decline them on your Account Application. You may redeem Fund shares by calling 800-528-3780.  Redemption proceeds will be mailed directly to you, sent by wire to your predetermined bank account, or electronically transferred to your pre-designated bank account.  You may redeem as much as $100,000 by telephone redemption. Unless you decline telephone privileges on your Account Application, as long as the Fund and its agents take reasonable measures to verify the order, you will be responsible for any fraudulent telephone order.  The Fund does not accept IRA redemption requests by telephone.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Redemption - By Internet

If your account is set up to perform online transactions you may redeem your Fund shares through the Fund’s website at www.aegisfunds.com.  You may redeem up to $100,000.  For important information on this feature, see ‘‘Fund Transactions through the Fund’s Website’’ below.

Additional Information Regarding Redemptions of Direct Investments

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

If an account has more than one owner or authorized person, the Fund will accept telephone and internet instructions from any one owner or authorized person.

If you have any questions about what is required for your redemption request, please call the Fund at 800-528-3780.

Table of Contents - Prospectus

Payment will normally be made by the Fund within one business day, but not later than seven calendar days after receipt of the redemption request.  However, payment of redemption proceeds for shares purchased directly by check may be delayed until the check has cleared, which may be up to 15 days from the date of purchase.  In unusual circumstances, the Fund may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

Systematic Withdrawal Plan

For non-retirement accounts that have a value of at least $10,000 or IRA accounts where the shareholder is eligible for periodic payments, the Fund offers a Systematic Withdrawal Plan (“SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn is $100 (there is no minimum account balance to start a SWP for IRA accounts, nor a minimum amount that may be withdrawn for IRA accounts).  The SWP may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted.  Please call 800-528-3780 for additional information regarding the SWP.

HOW TO EXCHANGE SHARES

Class I shares of the Fund may be exchanged for shares of the Aegis Value Fund.  Class A shares of the Fund may not be exchanged for shares of the Aegis Value Fund.  An exchange between funds is a sale and purchase transaction, and therefore may be a taxable event.  A written exchange request may be mailed to one of the addresses listed above under “How to Redeem Shares from Direct Investment-By Mail.”  Such request must be in good order, as described above under “Additional Information Regarding Redemption Requests of Direct Investments.” Exchange requests may be made by telephone or through the Internet, unless you decline them on your Account Application or by calling 800-528-3780.  Exchanges are processed at the respective NAV of each Fund next determined after the receipt of the exchange request.

The shares of the Aegis Value Fund are offered through a separate Prospectus.  You should consider the Aegis Value Fund’s investment objectives, risks, charges and expenses carefully before investing.  To receive the Prospectus which contains this and other information about the Aegis Value Fund, please call (800) 528-3780.  Please read the Prospectus carefully before investing.

Table of Contents - Prospectus

Excessive exchanges can harm the management of the Fund and increase the Fund’s costs for all shareholders.  Therefore, in order to maintain a stable asset base in the Fund and to reduce administrative expenses borne by the Fund, the exchange privilege may be limited or terminated if abusive exchange transactions or activity are discovered.  In addition, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject any exchange, at any time for any reason.

ADDITIONAL INFORMATION REGARDING PURCHASES AND REDEMPTIONS

Fund Transactions through the Fund’s Website.  You may visit us online at the Fund’s website at www.aegisfunds.com, where you may establish online transaction privileges by enrolling on the website.  In addition to checking your Fund account balance, you may purchase additional shares, redeem or exchange shares of the Fund through the website.  You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling 800-528-3780.  You will be required to enter into a users’ agreement through the website in order to enroll for these privileges.  In order to conduct online transactions, you must have telephone transaction privileges.  Purchase of shares online will occur via ACH, you must have ACH instructions on your account.  Proceeds from an online redemption can be sent via check to the address of record or can be sent to you by wire or ACH to the previously established bank account.

Payment for purchases of shares through the website may be made only through an ACH debit of your bank account.  Redemptions from accounts established through the website will be paid only to the bank account of record.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund’s website.  The Fund imposes a maximum of $100,000 on purchase and redemption transactions through the website.  Transactions through the website are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, and unregulated environment.  Your ability to use the website for transactions is dependent upon the Internet and equipment, software and systems provided by various vendors and third parties.  While the Fund and its service providers have established certain security procedures, they cannot assure you that inquiries, account information or trading activity will be completely secure.  There may also be delays, malfunctions or other inconveniences generally associated with this medium.  There may also be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider purchasing, redeeming or exchanging shares by another method.  Neither the Fund, the Transfer Agent, nor the Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.  In addition, neither the Fund, the Transfer Agent, nor the Advisor will be liable for any loss, liability cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

Table of Contents - Prospectus

Redemptions In Kind.  The Fund reserves the right to redeem in kind.  The Fund has elected to be governed by Rule 18f-1 of the 1940 Act.  As a result of this election, the Fund will pay all redemptions up to the lesser of $250,000 or 1.00% of the Fund’s assets in cash that are requested by a shareholder during any 90-day period.  You should understand that you will incur brokerage and other costs in connection with the subsequent sale of any portfolio security that you receive in connection with a redemption request.  You should also understand that, as a result of subsequent market volatility, the net proceeds from the ultimate sale of any securities that you receive upon a redemption may vary, either positively or negatively, and perhaps significantly, from the redemption value of your Fund shares.  More information on redemption in kind is available in the SAI.

Retirement Distributions.  A request for distribution from an IRA or other retirement account may be delayed by the Fund pending proper documentation.  If a shareholder does not want tax withholding from distributions, the shareholder may state in the distribution request that no withholding is desired and that the shareholder understands that there may be a liability for income tax on the distribution, including penalties for failure to pay estimated taxes.

Converting from Class A to Class I Shares.  If the current market value of the Class A shares in your Fund account is at least $1,000,000, you may elect to convert from Class A shares to Class I shares on the basis of relative NAVs, at which time your account will be subject to the policies and procedures for Class I shares. Converting from Class A shares to Class I shares may not be available at certain financial intermediaries, or there may be additional costs associated with the conversion resulting from fees charged by your financial intermediary. There is no fee for converting accounts held directly with the Fund.  Because the NAV of the Class I shares may be higher or lower than that of the Class A shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or fewer Class I shares than the number of Class A shares converted.

If you have a direct account with the Fund, then you may convert from Class A to Class I shares by calling the Fund at 800-528-3780.  Otherwise, your financial intermediary can contact the Fund to convert your shares from Class A to Class I.

Holders of Class A shares may convert their Class A shares for Class I shares provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with the Distributor authorizing such a conversion; and (2) are eligible to invest in Class I shares in accordance with the criteria set forth in the prospectus.  Any such conversion is subject to the Fund’s discretion to accept or reject the conversion. No sales charges or other charges will apply to any such conversion, including any contingent deferred sales charge that would otherwise apply to the redemption within two years of purchase of Class A shares originally purchased at net asset value pursuant to the $1,000,000 purchase order privilege.  For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss.  However, investors should consult their own tax or legal adviser to discuss their particular circumstances.  Class A shareholders should contact their financial institution for information on the availability of Class I shares, and should read and consider the Class I shares information in the prospectus before any such conversion.

Table of Contents - Prospectus

Converting from Class I to Class A Shares.  If your Class I share account falls below the stated investment minimum because you sell some of your shares, then the Fund reserves the right to give you 30 days’ written notice to make additional investments so that your account balance is $1,000,000 or more.  If you do not make additional investments, then the Fund may convert your Class I shares to Class A shares, at which time your account will be subject to the expenses, policies and procedures for Class A shares. Any such conversion will occur at the relative NAVs of the two share Classes, without the imposition of any fees or other charges if the accounts are held directly with the Fund.  Because the NAV of the Class I shares may be higher or lower than that of the Class A shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or fewer Class A shares than the number of Class I shares converted.

If you owned shares of the Fund as of August 24, 2012, then your shares were re-designated as Class I shares (“Class I Grandfathered Shares”). Class I Grandfathered Shares are subject to the policies and procedures of Class I shares, except that Class I Grandfathered Shares are not subject to the $1,000,000 account minimum balance.

Where a retirement plan or other financial intermediary holds Class I shares on behalf of its participants or clients, shares held by such participants or clients will remain Class I shares when a participant or client rolls over its accounts with the retirement plan or financial intermediary into an individual retirement account.

Account Minimum.  The Fund requires that a shareholder maintain a minimum of $1,000 in an account to keep the account open.  The Fund may, upon 30 days’ prior written notice to a shareholder, redeem shares in any account other than a retirement account if the account has an asset value less than $1,000 due to redemption.

Responsibility for Fraud.  The Fund will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so.  Please protect your account information and keep it private.  Contact the Fund immediately about any transactions you believe to be unauthorized.

Redemption Fee

To discourage frequent short-term trading in Fund shares, the Fund imposes a redemption fee on redemptions, including exchanges for shares of other Aegis Funds.  If you purchase shares of the Fund you will be charged a 2.00% fee for any redemption of those shares made within 180 days of the purchase.  The 180-day period begins on the purchase date and ends 180 days from that date.  Additional information about the redemption fee is provided above under the heading “Redemption Fee” in “How to Redeem Shares.”

Table of Contents - Prospectus

Policies Addressing Frequent Trading in Fund Shares

In addition to the redemption fee, the Fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  These policies and procedures take into account the historic volatility of the Fund’s NAV, the Fund’s ability to invest at least a portion of its assets in illiquid securities, and the Fund’s limitations on exchange privileges.  The Board may amend the policies and procedures without prior notice to shareholders.

Certain types of transactions generally do not raise frequent trading concerns and normally will not require application of the Fund’s policies and procedures with respect to frequent purchases and redemptions of Fund shares.  These transactions include, but are not limited to, reinvestment of distributions, automatic investment or withdrawal plans, transactions initiated by a plan sponsor, and certain transfers of shares.

In consultation with the Fund’s Chief Compliance Officer, the Fund monitors shareholder accounts, including omnibus accounts, on a systematic basis by employing parameters to observe the intervals between and size of a shareholder’s purchases and redemptions.  Though the monitoring methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund will consider imposition of shareholder account restrictions when frequent shareholder transactions are made that may be judged to be counter to the interests of all the Fund’s shareholders.  The Fund may take action to impose account restrictions even if historically applied parameters are not met.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries, such as brokers.  These arrangements often permit the financial intermediary to aggregate their clients’ transactions and ownership positions.  In these circumstances, the identity of the shareholders is not known to the Fund.  With respect to the omnibus accounts, the Fund will rely on reports provided by the financial intermediary.  In addition, the Fund has entered into agreements with the intermediaries that will require an intermediary to provide the Fund with information, upon the Fund’s request, about shareholders’ identities and their transactions in Fund shares.  These agreements also require a financial intermediary to execute instructions from the Fund to restrict or prohibit further purchases or exchanges of Fund shares by any shareholder identified by the Fund.  The Fund may accept undertakings from intermediaries to enforce frequent trading policy limitations on behalf of the Fund.  There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect frequent purchases and sales in omnibus accounts.

Table of Contents - Prospectus

While the Fund will systematically seek to take actions (directly and with the assistance of financial intermediaries) that will detect and monitor frequent purchases and sales, the Fund does not represent that all or any such trading activity will necessarily be restricted or minimized.  Transactions placed in violation of the Fund’s policies are not necessarily deemed accepted by the Fund and may be canceled or revoked by the Fund following receipt by the Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund expects to declare and pay income dividends monthly, representing substantially all of the net investment income of the Fund.  Capital gains, if any, may be distributed annually by the Fund, generally in December.  The amount of the Fund’s distributions will vary and there is no guarantee the Fund will pay dividends.

To receive a distribution, you must be a shareholder of the Fund on the record date.  The record dates for the Fund’s distributions will vary.  Please keep in mind that if you invest in the Fund shortly before the record date of a distribution, any distribution will lower the value of the Fund’s shares by the amount of the distribution and the amount of the distribution may be taxable.

Distributions may be taken in cash or in additional shares at net asset value.  Dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless a shareholder has elected, by written notice to the Fund, or by telephone, to receive dividends and capital gain distributions in cash.  Any changes to the distribution option should be submitted at least 5 days in advance of the payment date for the distribution.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions.

Tax Consequences of an Investment

Generally, distributions from the net investment income of the Fund and short-term capital gains are treated as dividends for tax purposes, and long-term capital gain distributions are treated as long-term capital gains, regardless of how long shares have been held.  Distributions from the Fund are taxable when paid, whether a shareholder takes them in cash or reinvests them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31.  Each January, the Fund or your custodian broker will mail a statement that shows the tax status of the distributions you received for the previous year.

Current tax law generally provides for a maximum tax rate for taxpayers which are individuals, trusts or estates, of 20% on long-term capital gains and from certain qualifying dividends.  These rates do not apply to corporate taxpayers.

Table of Contents - Prospectus

The following are guidelines for how certain distributions by the Fund are generally taxed to taxpayers which are individuals, trusts or estates:
•	Distributions of net long-term capital gain by the Fund are taxable as long-term capital gains, regardless of how long a shareholder has held shares in the Fund.
•
Some or all of the distributions from the Fund may be treated as “qualified dividend income,” taxable to individuals, trusts and estates at the same preferential tax rates as long-term capital gains, provided that both the Fund and the individual satisfy certain holding period and other requirements.  A distribution from the Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security paying the dividend.  In addition, the individual, trust or estate must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of these preferential tax rates.

•	To the extent distributions from the Fund are attributable to other sources, such as taxable interest or short-term capital gains, dividends paid by the Fund will not be eligible for the lower rates.

Taxation Upon Sale of Shares

The redemption of shares of the Fund is a taxable event, and a shareholder may realize a capital gain or a capital loss.  The Fund or your custodian broker will report to redeeming shareholders the proceeds of their sales.  The individual tax rate on any gain from the sale of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale of Fund shares will generally be subject to state and local income taxes.  Non-U.S. investors may be subject to U.S. withholding taxes.  You should consult your own tax adviser concerning the tax consequences of an investment in the Fund.

Backup Withholding

By law, some Fund shareholders may be subject to tax withholding on reportable dividends, capital gains distributions, and redemption proceeds.  Generally, shareholders subject to this “backup withholding” will be those for whom a taxpayer identification number is not on file with the Fund; or who, to the Fund’s knowledge, have furnished an incorrect number; or from whom the IRS has instructed the Fund to withhold tax.  In order to avoid this withholding requirement, you must certify on the Account Application that the taxpayer identification number provided is correct and that the investment is not otherwise subject to backup withholding, or is exempt from backup withholding.

Table of Contents - Prospectus

Cost-Basis Reporting

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service (“IRS”) on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen first-in, first-out (FIFO) as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  You may choose a method other than the Fund’s standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

Shareholder Accounts and Services

Account Information

The Fund will establish an account for each shareholder purchasing shares directly from the Fund, and send written confirmation of the initial purchase of shares and any subsequent transactions.  When there is any transaction in the shareholder account, such as a purchase, redemption, change of address, reinvestment of dividends and distributions, or withdrawal of share certificates, a confirmation statement will be sent to the shareholder giving complete details of the transaction.

Annual Statements

The Fund will send an annual account statement to each shareholder showing the distributions paid during the year and a summary of any other transactions.

The Fund will also provide year-end tax information mailed to the shareholder by the applicable IRS deadline, a copy of which will also be filed with the IRS.

Fund Reports

The financial statements of the Fund with a summary of portfolio composition and performance, along with the management’s letter to shareholders, will be mailed to each shareholder twice a year.

Table of Contents - Prospectus

Householding

Many shareholders have family members living in the same home who also own Fund shares.  In order to control costs associated with mailings on behalf of the Fund, the Fund will, until notified otherwise, send only one copy of each Prospectus, shareholder report and proxy statement to each household address that it has on record for you and your family members living in the same home.

This process, known as “householding,” does not apply to account statements, confirmations or personal tax information.  If you do not wish to participate in householding, or wish to discontinue householding at any time, call 800-528-3780.  The Fund will resume separate mailings to you within 30 days of your request.

Automatic Reinvestment

Unless the shareholder elects to receive cash distributions, dividends and capital gains distributions will automatically be reinvested without charge in additional shares of the Fund.  Such distributions will be reinvested at the NAV determined on the dividend or distribution payment date in full and fractional shares rounded to the third decimal place.

 Fund Website

The Fund maintains a website for current and prospective investors which contains information about the Fund and its history.  The Fund’s website address is www.aegisfunds.com.  The website allows investors to download Fund documents, view the daily share price and performance history, contact the Fund via e-mail, and provides links to other websites for additional information.

Notice Regarding Unclaimed Property

Please note that the value of your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

INDEX DESCRIPTION

Barclays U.S. Corporate High Yield Index

The Barclays U.S. Corporate High Yield Index is an unmanaged portfolio of corporate bonds constructed with a rules-based methodology to mirror the U.S. high yield debt market.  Performance data for the index includes reinvested income.  One cannot invest directly in an index, nor is the index representative of the Fund’s portfolio.

Table of Contents - Prospectus

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Class A and Class I shares of the Fund for the past five years or, if shorter, the period of the Class’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  Information for the years listed has been audited by BBD, LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

Aegis High Yield Fund - Class A	For the Period from August 24, 2012 (Commencement of Operations) to December 31, 2012
Per share data:
Net asset value, beginning of period	$8.83

Income from investment operations:
Net investment income	0.23
Net realized and unrealized loss on investments and foreign currency transactions	(0.02)
Total from investment operations	0.21

Less distributions to shareholders from:
Net investment income	(0.25)
Total distributions	(0.25)
Redemption fees	0.00	(4)
Net asset value, end of period	$8.79
Total investment return	2.40	%(1)(3)

Ratios (to average net assets)/Supplemental data:
Expenses after fee waiver	1.45	%(2)
Expenses before fee waiver	2.19	%(2)
Net investment income before fee waiver	7.70	%(2)
Net investment income after fee waiver	8.44	%(2)
Portfolio turnover(5)	23%
Net assets at end of period (in 000’s)	$4,985

(1)	Not Annualized
(2)	Annualized
(3)	Based on net asset value, which does not reflect the sales charge. With sales charge included, the return is (1.44)%.
(4)	Less than one cent per share.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Table of Contents - Prospectus

Aegis High Yield Fund - Class I	Years Ended December 31,
	2012		2011	2010	2009	2008
Per share data:
Net asset value, beginning of year	$9.05		$9.99	$10.19	$6.78	$9.93

Income from investment operations:
Net investment income	0.83		0.75	0.79	0.73	0.77
Net realized and unrealized gain (loss)
on investments and foreign currency transactions	(0.28)		(0.85)	0.59	3.40	(3.14)
Total from investment operations	0.55		(0.10)	1.38	4.13	(2.37)

Less distributions to shareholders from:
Net investment income	(0.81)		(0.75)	(0.80)	(0.72)	(0.77)
Net realized capital gains	—		(0.12)	(0.79)	—	(0.01)
Total distributions	(0.81)		(0.87)	(1.59)	(0.72)	(0.78)
Redemption fees	0.01		0.03	0.01	—	—
Net asset value, end of year	$8.80		$9.05	$9.99	$10.19	$6.78
Total investment return	6.35%		(0.89)%	14.22%	63.85%	(25.18)%

Ratios (to average net assets)/Supplemental data:
Expenses after fee waiver	1.20%		1.20%	1.20%	1.20%	1.20%
Expenses before fee waiver	1.52%		1.45%	1.90%	2.35%	3.24%
Net investment income before fee waiver	8.84%		7.70%	7.64%	8.92%	8.64%
Net investment income after fee waiver	9.16%		7.95%	8.34%	10.07%	10.68%
Portfolio turnover	23	%(1)	46%	123%	65%	9%
Net assets at end of year (in 000’s)	$48,677		$40,252	$23,072	$18,064	$5,419

(1)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Table of Contents - Prospectus

APPENDIX

Ratings of Long-Term Corporate Debt Securities
Moody’s	S&P	Fitch	Definition
Aaa	AAA	AAA	Highest quality
Aa	AA	AA	High quality
A	A	A	Upper medium grade
Baa	BBB	BBB	Medium grade
Ba	BB	BB	Lower medium grade (somewhat speculative)
B	B	B	Low grade (speculative)
Caa	CCC	CCC	Poor quality (may default)
Ca	CC	CC	Most speculative
C	C	C	Default is imminent
C	D	D	In default

Table of Contents - Prospectus

AEGIS MUTUAL FUNDS PRIVACY NOTICE
(This information is not part of the Prospectus)

The Aegis Mutual Funds consider protecting the confidentiality of nonpublic personal information of our shareholders to be of the utmost importance. This privacy notice describes the information that we may collect, when we may disclose that information, and how we maintain the security and confidentiality of your nonpublic personal information.

Information We Collect

The Aegis Mutual Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. We collect certain information to protect your account, to ensure accuracy in reporting and recordkeeping, and to identify you when we conduct transactions for you. The information is also used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions. We collect nonpublic personal information about you from the following sources:

•	Your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and
•	Your transactions with us (examples include account activity and balances).

Information We Disclose

We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share information about you under agreements with our service providers in order for our service providers to provide shareholder services and administer the funds, to process transactions, or to manage accounts for you. We share only information about our recordkeeping or transactions involving you or your account, such as your name, address, Social Security Number, account activity and account balances.

We do not sell your nonpublic personal information. The Aegis Mutual Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In all cases, your information is strictly protected. Each agreement requires that service providers keep the personal nonpublic information strictly confidential and use it only for the purpose for which it was intended.

Former Shareholders

The personal nonpublic information of former shareholders is treated in the same manner as the information of current shareholders.

Table of Contents - Prospectus

Confidentiality and Security

The Aegis Mutual Funds restrict access to your nonpublic personal information to those individuals who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We recommend that you carefully protect your personal information and not provide your account name or number to anyone for any reason. If you choose to provide this information to a third party, you do so at your own risk.

Table of Contents - Prospectus

AEGIS High Yield Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Phone:  800-528-3780
Internet:  www.aegisfunds.com

For More Information:

You can learn more about the Aegis High Yield Fund in the following documents:

Annual/Semi-Annual Report to Shareholders
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI contains more information about the Fund, its investments and policies, including the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings.  The SAI is incorporated by reference into (and is legally a part of) this Prospectus.

For a free copy of the Fund’s current annual/semi-annual report or the SAI, or to request other information about the Fund or to make shareholder inquiries, please call the Fund at 800-528-3780 or visit the Fund’s website at www.aegisfunds.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act file  #811-21399

Table of Contents - Prospectus

THE AEGIS FUNDS

AEGIS HIGH YIELD FUND

Class A (Ticker:AHYAX)
Class I (Ticker: AHYFX)

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

This Statement of Additional Information (“SAI”) supplements the current Prospectus of Aegis High Yield Fund (the “Fund”) dated April 30, 2013 that offers Class A and Class I shares of the Fund.  This SAI does not present a complete picture of the various topics discussed and should be read in conjunction with the Prospectus.  Although this SAI is not itself a Prospectus, it is, in its entirety, incorporated by reference into the Prospectus.  The audited financial statements included in the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2012 are incorporated herein by reference.  A copy of the Prospectus or Annual Report to Shareholders may be obtained without charge by writing to the Fund at c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201 or by calling the Fund at (800) 528-3780.  Please retain this document for future reference.

Table of Contents - SAI

Table of Contents - SAI
i

DESCRIPTION OF THE FUND

The Aegis Funds (the “Trust”) is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  A board of four Trustees is responsible for overseeing the Trust’s affairs.

The Trust currently offers one investment series, the Aegis High Yield Fund (the “Fund”).  The Fund is a diversified fund.  The Fund currently offers two classes of shares – Class I and Class A.  The Fund may offer additional classes of shares in the future.

ADDITIONAL INFORMATION ABOUT THE FUND’S
INVESTMENT POLICIES, INVESTMENTS AND RISKS

Fund Investment Policies.  The following investment policies and limitations supplement those set forth in the Fund’s Prospectus.  As stated in the Prospectus, the Fund’s investment goal is to seek maximum total return with an emphasis on high current income.  Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund’s acquisition of the security or other asset.  Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund’s investment policies and limitations.  It should be noted that Item 3 below regarding borrowing, and the limitation on ownership of restricted/illiquid securities discussed further below, will be applied at all times and not just at the initial time of the transaction.

The Fund’s fundamental investment policies cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund.  Except for the fundamental investment policies set forth below, the Fund’s investment goal, policies and limitations described in this SAI are operating policies and may be changed by the Board of Trustees without shareholder approval.  However, shareholders will be notified sixty days prior to a material change in an operating policy affecting the Fund.

The Fund may not, as a matter of fundamental policy:

1)
With respect to 75% of its total assets, (a) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer, nor (b) purchase more than 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. government or its agencies.

2)
Invest 25% or more of its total assets in securities or issuers in any one industry.  This restriction does not apply to investments in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities.

3)
Borrow money, except that the Fund may (i) enter into reverse repurchase agreements, (ii) borrow money only from a bank and only in an amount up to one-third of the value of the Fund’s total assets, and (iii) borrow money in an additional amount up to 5% of the value of the Fund’s assets on a secured or unsecured basis from banks for temporary or emergency purposes.

4)
Loan money, except by the purchase of bonds and other debt obligations or by engaging in repurchase agreements.  However, the Fund may lend its securities in an amount up to one-third of its total assets to qualified brokers, dealers or institutions (provided that such loans are fully collateralized at all times).

5)	Issue senior securities, as defined in the 1940 Act.

6)	Underwrite securities of others, except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities.

Table of Contents - SAI
1

7)
Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real property or interests therein, or instruments secured by real estate or interests therein.

8)
Purchase or sell physical commodities or commodity futures contracts, except as permitted by the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

With respect to Item 8 above, while the Fund has reserved the authority to invest in commodities and commodities futures contracts to the extent permitted by the 1940 Act, the investment advisor has no present intention to utilize investments of this type for the Fund.

Temporary Defensive Position.  For temporary defensive purposes, the Fund may hold 100% of its total assets in cash reserves during times of unusual market volatility or a persistently declining market.  At these times, the Fund will hold cash, money market funds, repurchase agreements on government securities, short-term government securities, government agency securities, or commercial paper with maturities generally less than sixty days.  Such a temporary defensive position will mean that the Fund’s portfolio will have a shorter weighted average maturity than normal and that typically yields on these short-term securities will be lower than the yields on the debt securities in which the Fund normally invests.  A temporary defensive position may, therefore, be inconsistent with the Fund’s investment goal.

Portfolio Turnover.  The Fund makes long-term investments and does not engage in any short-term trading strategies.  The Fund calculates its portfolio turnover rate by dividing the lesser of portfolio purchases or portfolio sales, excluding short-term securities, by the average month-end value of portfolio securities owned by the Fund during the fiscal year.

The Fund’s portfolio turnover will vary from year to year based upon market conditions and factors affecting the particular securities held in the portfolio. The Fund intends to hold its securities as long as they remain undervalued and to benefit from the lower transaction costs available to long-term holders of fixed-income securities.  However, when circumstances warrant, securities will be sold without regard to the duration of their holding period. The portfolio turnover rates for the Fund for the fiscal years ended December 31, 2012 and December 31, 2011 were 23% and 46%, respectively.

Disclosure of Portfolio Holdings.  To prevent the misuse of nonpublic information about the Fund's portfolio holdings, and provide fair disclosure to all investors, it is the policy of the Fund and its affiliated persons not to disclose to third parties nonpublic information of a material nature about the Fund's specific portfolio holdings.

Disclosure of nonpublic information about the Fund's specific portfolio holdings may be made when the Fund has a legitimate business purpose for making the disclosure, such as making disclosures to the Fund’s service providers to facilitate the performance of their duties to the Fund.  Nonpublic information about the Fund’s portfolio holdings is made available to the Fund’s investment advisor, Aegis Financial Corporation (the “Advisor”), brokers, custodian, printer, accountants, transfer agent and counsel and, as applicable, each of their respective affiliates and advisers.  These service providers have either an explicit duty to keep the information confidential pursuant to a confidentiality agreement, or an implied duty to keep the information confidential pursuant to instructions from the Fund to keep the information confidential.  In order for the Fund to disclose nonpublic information about specific portfolio holdings, in addition to a legitimate business purpose, the Fund must also have a reasonable belief that the recipient(s) will refrain from trading on the basis of material non-public information that may be included in these disclosures.

The Fund cannot guarantee that third parties will honor instructions or conform to explicit duties to keep non-public portfolio holdings information confidential.  It is possible that a third party may not honor its confidentiality obligation, in which case the Fund may lose an investment advantage it might have otherwise had, had the third party honored its confidentiality agreement or honored the Fund's instructions.

Table of Contents - SAI
2

In addition, the Fund’s executive officers, or their designee(s), may authorize disclosure of the Fund’s portfolio holdings to other persons after considering:  the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, and any conflicts of interest between the Fund’s shareholders and the interests of the Advisor and any of its affiliates.  Disclosure of non-public portfolio holdings to third parties may only be made if an executive officer determines that such disclosure is not impermissible under applicable law or regulation.  If an executive officer has authorized the disclosure of the Fund's non-public portfolio holdings, the officer will promptly report such authorizations to the Fund’s Chief Compliance Officer.  The Chief Compliance Officer will report such authorizations to the Board.  If the Board determines that the authorization was inconsistent with the Fund’s policy, the Chief Compliance Officer will take appropriate actions to cease the disclosure.

The Fund has procedures for preventing the unauthorized disclosure of material nonpublic information about the Fund’s portfolio holdings and prohibits any person from receiving compensation or consideration of any kind in connection with any disclosures of portfolio holdings.  The Fund and the Advisor have adopted a code of ethics that prohibits Fund or advisory personnel from using non-public information for their personal benefit.

The Fund publicly files a portfolio report on a quarterly basis, either by way of a shareholder report or a filing on Form N-Q, within 60 days of the end of each fiscal quarter.  These reports are available to the public by calling the Fund at (800) 528-3780, and on the SEC’s website at www.sec.gov.

Investment Policies, Investments and Risks

Under normal circumstances, the Fund invests at least 80% of its assets in high-yield fixed income securities, which include debt securities and preferred stocks.  The Fund invests in a diversified portfolio of lower-quality, high-risk U.S. and foreign corporate bonds, commonly referred to as high-yield bonds (or “junk bonds”) that are rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”), or Fitch Ratings (“Fitch”) (which may include bonds having default credit ratings), or that are unrated but are considered by the Fund’s Advisor to be of comparable quality.  The Fund may also invest in preferred stocks.  The Fund may invest up to 20% of its assets in other assets, including but not limited to common stocks, warrants, investment-grade bonds, forward currency exchange contracts and options on securities.

High-yield bonds have speculative characteristics, and changes in economic conditions or other circumstances are much more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.  For purposes of the Fund’s 80% investment strategy, “assets” of the Fund means net assets plus the amount of any borrowings for investment purposes.

Risk Factors.  The following special considerations are additional risk factors associated with the Fund’s investments in lower-rated debt securities:

1)
Youth and Growth of the Lower-Rated Fixed Income Securities Market.  The market for lower-rated debt securities is relatively new and its growth has paralleled a long economic expansion.  Past experience may not, therefore, provide an accurate indication of future performance of this market, particularly during periods of economic recession.  An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower-rated debt securities in the Fund’s portfolio, the Fund’s net asset value and the ability of the bonds’ issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities.  These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities.  An investment in the Fund is more risky than investment in shares of a fund that invests only in higher-rated debt securities.

2)
Sensitivity to Interest Rate and Economic Changes.  Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments.  Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities.  Where it deems it appropriate and in the best interests of Fund shareholders, the Fund may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of Fund shareholders.

Table of Contents - SAI
3

3)
Liquidity and Valuation.  Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be more market price volatility for these securities and limited liquidity in the resale market.  Non-rated securities are usually not as attractive to as many buyers as rated securities, a factor that may make non-rated securities less marketable.  These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market.  To the extent the Fund owns or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities owned by the Fund will affect its net asset value per share.  If market quotations are not readily available for the Fund’s lower-rated or non-rated securities, these securities will be valued by a method that the Board of Trustees believes accurately reflects fair value.  Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

Common Stock.  Shares of common stock represent units of ownership in a corporation. Owners of common stock are typically entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings (if applicable). In the event of liquidation of the corporation, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. Increases and decreases in earnings are usually reflected in a corporation’s stock price, so shares of common stock generally have the greatest appreciation and depreciation potential of all corporate securities.

Convertible Securities.  The Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a prescribed amount of equity securities (generally common stock) of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both fixed-income and equity securities. Yields for convertible securities tend to be lower than for non-convertible debt securities but higher than for common stocks. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying security and therefore also will react to variations in the general market for equity securities and the operations of the issuer. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Preferred Stock. The Funds may invest in shares of preferred stock. Shares of preferred stock generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of an issuer’s assets. Dividends on preferred shares are generally payable at the discretion of the issuer’s board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred shares are also sensitive to changes in interest rates and in the issuer’s creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer’s credit rating.  Preferred stock also may be subject to fluctuations in market value due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debt of the same issuer.

Foreign Securities.  The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country.  These movements will affect the Fund’s share price and investment performance.  The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States.  The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks.  In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Table of Contents - SAI
4

Foreign markets may also have less protection for investors than the U.S. markets.  Foreign issuers may be subject to less government supervision.  It may also be difficult to enforce legal and shareholder rights in foreign countries.  There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

Currency Exchange Transactions.  The Fund may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund may, from time to time, enter into currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

Forward Currency Exchange Contracts.  The Fund may enter into foreign currency exchange contracts. A forward currency exchange contract (forward contract) is an obligation by the Fund to purchase or sell a specific currency at a future date. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks and brokerages) and their customers. A forward contract may not have a deposit requirement and may be traded at a net price without commission. The Fund maintains with its custodian a segregated account of cash or liquid securities in an amount at least equal to its obligations under each forward contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the Fund’s securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Fund may enter into currency hedging transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or changes in currency exchange rates that would adversely affect the Fund position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Advisor’s long-term investment decisions, the Fund will not routinely enter into currency hedging transactions with respect to securities transactions; however, the Advisor believes that it is important to have the flexibility to enter into currency hedging transactions when it determines that the transactions would be in the Fund’s best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on the Fund’s foreign currency denominated fund securities and the use of such techniques will subject the Fund to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and this will limit the Fund’s ability to use such contracts to hedge or cross-hedge its assets. The Fund’s cross-hedges would generally entail hedging one currency to minimize or eliminate the currency risk of another, correlated currency. Also, with regard to the Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue.

Table of Contents - SAI
5

Thus, at any time a poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund’s assets that are the subject of such cross-hedges are denominated.

Options on Securities.  The Fund may purchase or write a put or call option on securities.  Normally, the Fund will only write “covered” options, which means writing an option for securities the Fund owns, but may write uncovered options for cross-hedging purposes. The Fund may also write an option if a bond held by the Fund is convertible into the underlying security on which the option is being written.

When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the security at the price specified in the option (the “exercise price”) by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, the Fund must sell the security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission (net premium), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Fund may continue to hold a stock which might otherwise have been sold to protect against depreciation in the market price of the stock.

A put option sold by the Fund is covered when, among other things, cash or securities acceptable to the broker are placed in a segregated account to fulfill the Fund’s obligations. When the Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund realizes income in the amount of the premium received for writing the option. If the put option is exercised, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

The Fund may terminate or cover its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a “closing purchase transaction.” The Fund realizes a profit or loss from a closing purchase transaction if the amount paid to purchase an option is less or more, respectively, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a “closing sale transaction” which involves liquidating the Fund’s position by selling the option previously purchased. Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) and the deferred credit related to such option is eliminated. If a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written are segregated on the books of the Fund’s custodian.

The Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option entitles the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increases above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remains at or below the exercise price during the option period.

Table of Contents - SAI
6

The Fund normally purchases put options in anticipation of a decline in the market value of securities in its Fund (“protective puts”) or securities of the type in which it is permitted to invest. The purchase of a put option entitles the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund’s holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund’s holdings. Put options also may be purchased by the Fund for the purpose of benefiting from a decline in the price of securities which the Fund does not own. The Fund ordinarily recognizes a gain if the value of the securities decreases below the exercise price sufficiently to cover the premium and recognizes a loss if the value of the securities does not sufficiently decline. Gains and losses on the purchase of protective put options tend to be offset by countervailing changes in the value of underlying Fund securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Fund may engage in over-the-counter options (“OTC Options”) transactions with broker-dealers who make markets in these options. The ability to terminate OTC Options positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisor will monitor the creditworthiness of dealers with which the Fund enters into such options transactions under the general supervision of the Fund’s Trustees.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Cross-hedging is a technique used in a variety of markets in an attempt to counter the risk of one instrument by taking a risk offsetting position in another instrument whose risk characteristics do not perfectly offset the position to be hedged. Among the risks in a cross-hedge are that different maturities of the offsetting positions will lead to a maturity mismatch, that the market for one of the instruments will be illiquid with correspondingly larger price fluctuations, or that differences in credit quality will affect the cross-hedge basis.

Investment Companies. The Fund may acquire securities issued by other investment companies to the extent permitted by the 1940 Act and the rules and regulations and interpretations thereunder. As a shareholder of another investment company, the Fund would bear its pro rata portion of that company’s advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund’s shareholders.

Real Estate Investment Trusts. The Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Table of Contents - SAI
7

Short Sales.  The Funds may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that the Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Although a Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.  Short sales potentially expose the Fund to the risk of the underlying security being called back by the broker-dealer, in which case the Fund would be required to cover its short-sale position regardless of whether the security is covered at a profit or a loss.

Senior Loans.  The Fund may invest in senior secured floating rate loans (“Senior Loans”). Senior Loans generally are made to corporations, partnerships and other business entities (“Borrowers”) which operate in various industries and geographical regions. Senior Loans, which typically hold the most senior position in a Borrower’s capital structure, pay interest at rates that are redetermined periodically on the basis of a floating base lending rate, such as the London Inter-bank Offered Rate (LIBOR), plus a premium. This floating rate feature should help to minimize changes in the principal value of the Senior Loans resulting from interest rate changes. The Borrowers generally will use proceeds from Senior Loans to finance leveraged buyouts, recapitalizations, mergers, acquisitions and stock repurchases and, to a lesser extent, to finance internal growth and for other corporate purposes. The Fund invests primarily in Senior Loans that are below investment grade quality and are speculative investments that are subject to credit risk. The Fund will attempt to manage these risks through ongoing analysis and monitoring of Borrowers. Senior Loans in which the Fund invests may not be rated by a rating agency, will not be registered with the SEC or any state securities commission and generally will not be listed on any national securities exchange. Therefore, the amount of public information available about Senior Loans will be limited, and the performance of the Fund’s investments in Senior Loans will be more dependent on the analytical abilities of the Advisor than would be the case for investments in more widely rated, registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Advisor will consider, and may rely in part, on analyses performed by others. Moreover, certain Senior Loans will be subject to significant contractual restrictions on resale and, therefore, will be illiquid.

Defaulted or Bankrupt Securities.  The Fund may invest in securities that are in, have been in or about to enter default or bankruptcy or are otherwise experiencing severe financial or operational difficulties.  Investment by the Fund in defaulted securities poses the risk of loss should nonpayment of principal and interest continue in respect of such securities.  Even if such securities are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation will be uncertain.  If an issuer of a security defaults, the Fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower quality securities as well as the Fund’s net asset value.

Although defaulted or bankrupt securities may already be trading at substantial discounts to prior market values, there is significant risk that the financial, legal or other status of the issuer may deteriorate even further.  Access to financing is more difficult for distressed issuers, and relationships with customers and vendors often get worse as the issuer’s financial posture weakens.  Financial restructurings are subject to numerous factors beyond the control or anticipation of any of the parties involved, and the eventual timing and form of restructuring may be far different than anticipated by the Advisor.

Furthermore, publicly available information concerning defaulted or bankrupt securities is often less extensive and less reliable in comparison to other securities.  Consequently, the market for these assets is often inefficient in comparison to securities traded on major securities exchanges and short-term volatility can be extreme.

Borrowing and Leveraging.  The Fund may borrow up to 33-1/3% of its assets in order to meet redemption requests or to make investments (a practice known as “leveraging”).  Borrowing may be unsecured.  The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund will be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.  Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds.  The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.  The Fund may, in connection with permissible borrowings, transfer, as collateral, its portfolio securities.  The Fund may also borrow money in an additional amount up to 5% of the value of its assets at the time of such borrowings for temporary or emergency purposes.

Table of Contents - SAI
8

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio.  Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased, which will reduce net income.

Lending of Portfolio Securities.  To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act.  Such loans of assets to securities firms and financial institutions are secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned.  These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities.  Any such investment of cash collateral will be subject to the Fund’s investment risks.  When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. The principal risk in lending portfolio securities, as with other extensions of credit, consists of the possible delays in the recovery of collateral or even a loss of rights in the collateral should the borrower fail to return the securities loaned or become insolvent.  In addition, the Fund may be exposed to the risk that the sale of any collateral realized upon the borrower’s default will not yield proceeds sufficient to replace the loaned securities.  In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances.  The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Advisor has determined are “qualified” under the creditworthiness guidelines established by the Board.

Restricted/Illiquid Securities. The Fund may invest in securities acquired in a privately negotiated transaction directly from the issuer or a holder of the issuer’s securities and which, therefore, could not ordinarily be sold by the Fund except in another private placement or pursuant to an effective registration statement under the Securities Act of 1933 or an available exemption from such registration requirements, which may include Rule 144A.  Rule 144A securities are securities that are restricted as to resale among those eligible institutional investors that are referred to in Rule 144A under the Securities Act of 1933 as “qualified institutional buyers” (or “QIBs”).

The Fund will not invest in illiquid securities that will cause the then aggregate value of all such securities to exceed 15% of the value of the Fund’s net assets, and such limitation will apply at all times, not just at the time of initial purchase.  A security is illiquid if it cannot be disposed of within seven days at approximately the amount at which the security is valued by the Fund.

Restricted and illiquid securities are valued by the Advisor in accordance with procedures approved by the Board in a manner intended to reflect the fair market value of such securities.

Investments in restricted and illiquid securities involve certain risks.  Investments in Rule 144A securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if QIBs are unwilling to purchase these Rule 144A securities and the securities are not deemed liquid.  Illiquid securities may be difficult to dispose of at a fair price when the Fund believes that it is desirable and timely to do so.  The market prices of illiquid securities are generally more volatile than those for more liquid securities.

Table of Contents - SAI
9

MANAGEMENT OF THE FUND

Board of Trustees.  The operations of the Trust are supervised by its Board of Trustees, who are responsible for representing the interests of the Fund’s shareholders.  The Trustees’ duties are established by state and federal law.  In general, Trustees have a duty to exercise care and prudent business judgment in their oversight of the Fund.  Trustees also have a duty to exercise loyalty to the Fund’s shareholders which requires them to act in good faith, avoid unfair dealing, and resolve any conflicts of interest in favor of the Fund and its shareholders.

The Board has four members, three of whom are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”).  The remaining Trustee is also an officer and managing director of the Advisor and is, therefore, considered to be an “interested person” of the Trust (“Interested Trustee”).  The Board annually elects the officers of the Trust to actively supervise the day-to-day operations of the Trust.  The Trustees serve for an indefinite period.

Information about each officer and Trustee of the Trust is provided in the table below:
Name, Year of Birth, and Address	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees*

Eskander Matta Born: 1970 50 Beale Street San Francisco, CA 94105	Trustee	Since 2003	President North America of Dragonmarts Co. Ltd since 2012; Vice President of ebusiness, Blue Shield of California 2008-2012; Senior Vice President of Internet Services Group, Wells Fargo & Co., 2002-2008; Director of the Aegis Value Fund since 1997; Trustee of the Aegis Funds since 2006.	2	Director of Aegis Value Fund, Inc.

David A. Giannini Born: 1953 30 Rockefeller Plaza Suite 4250 New York, NY 10112	Trustee	Since 2006	Institutional equity sales and research with Scarsdale Equities since 2006; Director of the Aegis Value Fund since 2006; Trustee of the Aegis Funds since 2006.	2	Director of Aegis Value Fund, Inc.

V. Scott Soler Born: 1969 7500 San Felipe, Suite 340 Houston, TX 77063	Trustee	Since 2007	Co-owner at Limestone Value Partners since 2011; Managing Director and Senior Advisor of Quantum Energy Partners since 2006; Director of the Aegis Value Fund since 2007; Trustee of the Aegis Funds since 2007.	2	Ceritas II, Merchant Energy Holdings, Director of Aegis Value Fund, Inc.

Interested Trustee***
Scott L. Barbee Born: 1971 6862 Elm Street, Suite 830 McLean, VA 22101	President Trustee Treasurer Secretary	Since 2009 Since 2003 2003-2008 2006-2008	President of Aegis Financial Corporation since 2009; President of Aegis Funds and Aegis Value Fund since 2009; Director of the Aegis Value Fund since 1997; Trustee of the Aegis Funds since 2004; Treasurer, Secretary and Managing Director of Aegis Financial Corporation 1997 - 2008; Treasurer of Aegis Funds and Aegis Value Fund 2003-2008; Secretary of Aegis Funds and Aegis Value Fund 2006 – 2008.	2	Director of Aegis Value Fund, Inc.

Table of Contents - SAI
10

Name, Year of Birth, and Address	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Officer of the Fund who is not also a Trustee
Sarah Q. Zhang Born: 1970 6862 Elm Street, Suite 830 McLean, VA 22101	Chief Compliance Officer Treasurer and Secretary of the Fund	Since 2008 Since 2009
Chief Compliance Officer of Aegis Financial Corporation,
Aegis Funds and Aegis Value Fund since 2008; Treasurer
and Secretary of Aegis Financial Corporation, Aegis Funds
and Aegis Value Fund since 2009; Chief Financial Operations Officer, Larkspur Services, Inc. 2005-2007.
			N/A	N/A

*	The “Independent Trustees” are those Trustees that are not considered “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940.
**	The Fund Complex consists of the Trust, which currently offers for sale one fund registered with the SEC, and Aegis Value Fund, Inc., which currently offers for sale one fund registered with the SEC.
***	Mr. Barbee is considered to be “Interested Trustee” because of his affiliation with the Fund’s advisor.

Leadership Structure and the Board of Trustees.  The Board is responsible for managing the business affairs of the Trust and the Fund and exercising all of its powers except those reserved for shareholders.  The Board is composed of four Trustees, three of whom are Independent Trustees.  The Independent Trustees meet regularly in executive sessions among themselves and with Fund counsel to consider a variety of matters affecting the Fund. These sessions generally occur prior to, or following, scheduled Trustee meetings and at such other times as the Independent Trustees may deem necessary. Each Trustee attended 100% of the total number of meetings of the Board in the year ending December 31, 2012.  As discussed in further detail below, the Board has established two standing committees to assist the Board in performing its oversight responsibilities. The Board has engaged the Advisor to manage the Fund and is responsible for overseeing the Advisor and other service providers to the Trust and the Fund in accordance with the provisions of the 1940 Act and other applicable laws.

The Trust’s By-Laws do not set forth any specific qualifications to serve as a Trustee. The Nominating Committee Charter sets forth a number of factors the Committee will take into account in considering candidates for membership on the Board, including (but not limited to):  (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director/trustee or senior officer of other public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Fund; and (vii) such other factors as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.  The Nominating Committee Charter also sets forth certain factors that the Committee may take into account in evaluating potential conflicts of interest. In evaluating a candidate for nomination or election as a Trustee, the Nominating Committee will take into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Nominating Committee believes contributes to good governance for the Fund. The Chairman of the Board is not an Independent Trustee.  The Fund does not have a lead Independent Trustee. The Chairman’s role is to set the agenda at each Board meeting, preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform other such functions as may be provided by the Board from time to time.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Advisor, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Fund, public companies or other organizations as set forth above. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

Table of Contents - SAI
11

The Board has determined that the Board’s leadership structure is appropriate in light of the characteristics and circumstances of the Trust and the Fund, including factors such as the Fund’s investment strategy and style, the net assets of the Fund, the committee structure of the Trust, and the management, distribution and other service arrangements of the Fund. The Board believes that current leadership structure permits the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among service providers, committees of Trustees and the full Board in a manner that enhances effective oversight. The Board believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Fund, and that the Board leadership by Mr. Barbee provides the Board with valuable corporate and financial insights that assist the Board as a whole with the decision-making process. The leadership structure of the Board may be changed, at any time and in the discretion of the Board including in response to changes in circumstances or the characteristics of the Fund.

Risk Oversight.  The Fund is subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of the Fund’s management, the Advisor and other service providers (depending on the nature of the risk), who carry out the Fund’s investment management and business affairs.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund’s management, the Advisor, the Chief Compliance Officer of the Fund, the independent registered public accounting firm for the Fund, as appropriate, regarding risks faced by the Fund and relevant risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board's periodic review of the Fund’s advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees of the Board.  The Board has two committees: an Audit Committee and a Nominating and Corporate Governance Committee.  The Audit Committee oversees the Trust’s accounting and financial reporting policies and practices and oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof.  The Committee also pre-approves of all audit and non-audit services to be provided by the independent auditors.  The members of the Audit Committee include all of the Board’s Independent Trustees:  Messrs. Matta (Chairperson), Soler and Giannini.  The Audit Committee met once during fiscal year 2012.

The Nominating and Corporate Governance Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for Independent Trustee membership on the Board.  In addition, this Committee also performs various tasks related to Board governance procedures, including, without limitation, periodically reviewing Board composition and Trustee compensation, reviewing the responsibilities of Board committees and the need for additional committees.  The Nominating and Corporate Governance Committee does not consider nominees recommended by shareholders.  The Nominating and Corporate Governance Committee did not meet during fiscal year 2012.

Share Ownership by Trustees.  As of April 1, 2013, the officers and Trustees of the Fund as a group owned 7.3% of the outstanding shares of the Fund.  As of December 31, 2012, the Trustees of the Fund owned the following dollar amounts of shares in the Fund and Fund complex:

Table of Contents - SAI
12

Name of Trustee	Dollar Range of Shares in the Fund	Aggregate Dollar Range of Shares in All Funds Overseen by Trustee in Family of Investment Companies*
Independent Trustees
Eskander Matta	$10,001–$50,000	Over $100,000
David A. Giannini	None	$50,001-$100,000
V. Scott Soler	None	Over $100,000
Interested Trustee
Scott L. Barbee	Over $100,000	Over $100,000
*	The “Family of Investment Companies” consists of the Fund and Aegis Value Fund, Inc., which currently offers for sale one fund registered with the SEC.

Compensation.  The Trust does not pay any fees or compensation to its officers or Interested Trustee, but the Independent Trustees each receive a fee of $1,000 for each meeting of the Board of Trustees which they attend and $500 for each committee meeting.  In addition, the Trust reimburses its Independent Trustees for reasonable travel or incidental expenses incurred by them in connection with their attendance at Board meetings.  The Trust offers no retirement plan or other benefits to its Trustees.  In addition, the Trust pays the Chief Compliance Officer a yearly amount of $20,000 (per Fund), paid on a quarterly basis.

The following table sets forth information regarding the compensation of the Independent Trustees by the Fund and the Fund complex for the fiscal year ended December 31, 2012:

Independent Trustee	Aggregate Compensation from the Fund	Total Compensation from the Fund and Fund Complex*
Eskander Matta	$4,000	$7,500
David A. Giannini	$5,000	$9,500
V. Scott Soler	$5,000	$9,500
*	The Fund Complex consists of the Trust, which currently offers for sale one fund registered with the SEC, and Aegis Value Fund, Inc., which currently offers for sale one fund registered with the SEC.

Code of Ethics.  Rule 17j-1 under the 1940 Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with, or with access to, information about the Trust’s investment activities.  The Board of Trustees and the Advisor have adopted detailed Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1.  The Codes of Ethics apply to the personal investing activities of Trustees, officers, and certain employees (“access persons”).  Under the Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to receive prior approval of each transaction in a non-exempt security, and are required to report their non-exempt personal securities transactions on a quarterly basis for monitoring purposes.  Copies of the Codes of Ethics are on file with the SEC and are available to the public.

The Advisor’s Code of Ethics is also designed to comply with the Investment Advisers Act of 1940, as amended.  The Board of Trustees has reviewed and approved the Advisor’s Code of Ethics.

PROXY VOTING POLICY

In accordance with a proxy voting policy approved by the Fund’s Board of Trustees, the Advisor votes proxies in a manner that it believes best serves the interest of Fund investors in their capacity as shareholders of a company. As the Fund’s investment advisor, the Advisor is primarily concerned with maximizing the value of the Fund’s investment portfolio.  Consequently, the Advisor has voted and will continue to vote the Fund’s proxies based on the principle of maximizing shareholder value.  From time to time, the Advisor may abstain from voting where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

All proxies are reviewed by the Advisor’s designated Proxy Officer.  The Proxy Officer votes the proxies in accordance with the result he or she believes is consistent with maximizing the return of the Fund’s investment portfolio.  As a general matter, the Advisor typically votes the Fund’s proxies in favor of routine corporate housekeeping proposals including the election of directors (where no corporate governance issues are implicated).  The Advisor generally votes against proposals for compensation plans deemed to be excessive.  For all other proposals, the Advisor foremost considers the economic benefit of the proposal to the Fund’s shareholders to determine whether the proposal is in the best interest of shareholders and may take into account the following factors, among others: (i) whether the proposal was recommended by management and the Advisor’s opinion of management; (ii) whether the proposals act to entrench existing management; and (iii) whether the proposal fairly compensates management for past and future performance.

Table of Contents - SAI
13

In the event a decision to vote a proxy cannot be addressed by the existing proxy voting policy, the Proxy Officer will consult with the Portfolio Manager to decide how to vote a proxy.  The Proxy Officer will periodically review new types of corporate governance issues and inform the principals of the Advisor regarding issues that are not clearly covered by the proxy voting policy.  Upon being so informed, the principals of the Advisor will decide upon appropriate policy changes.

Conflicts of Interest.  The Advisor is sensitive to conflicts of interest that may arise in the proxy decision making process.  In proxy voting, there are many potential conflicts of interest between management and shareholders.  The Advisor seeks to protect the interests of its clients independently of the views expressed by management of a portfolio company and is committed to resolving all conflicts in its clients’ collective best interest.  Material conflicts will be reviewed and resolved with outside counsel.

How to Obtain the Fund’s Proxy Voting Record.  Information regarding how the Advisor voted proxies relating to the Fund’s portfolio securities during the most recent 12-month period ending June 30 is available without charge upon request by calling the Fund at (800) 528-3780, and on the SEC’s website at www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

Principal Shareholders. As of April 1, 2013, the following persons were known to the Fund to be beneficial or of record owners of 5% or more of the outstanding shares of the Class I and Class A shares of the Fund.

Class I

Name and Address	Percentage Ownership	Type of Ownership

Charles Schwab & Co. Inc. Attn Mutual Funds 211 Main Street San Francisco, CA 94105	27.27%	Record

Pershing LLC 1 Pershing Plaza, 14th Floor Jersey City, NJ 07399	22.64%	Record

National Financial Services, LLC 200 Liberty Street New York, NY 10281	12.01%	Record

First Clearing, LLC 2801 Market Street Saint Louis, MO 63103	11.77%	Record

Table of Contents - SAI
14

Class A

Name and Address	Percentage Ownership	Type of Ownership

First Clearing, LLC 2801 Market Street Saint Louis, MO 63103	99.22%	Record

INVESTMENT ADVISORY SERVICES

Investment Advisor of the Fund. The Fund is advised by Aegis Financial Corporation (“the “Advisor”), under an Investment Advisory Agreement reapproved by the Board of Directors on October 10, 2012.  This Investment Advisory Agreement was previously approved by shareholders at the Special Shareholders meeting held on April 20, 2007.  The Investment Advisory Agreement will continue in effect from year to year as long as the continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund, and (ii) by a vote of the majority of the Independent Trustees.  The Advisor is a value-oriented investment firm founded in 1994.

Each of the principals of the Advisor serves as an officer and director of that firm.  Scott L. Barbee serves as President and a board member of the Advisor, and also holds those same positions with the Fund.  Sarah Q. Zhang serves as Secretary/Treasurer, Chief Compliance Office of the Advisor, and also holds those same positions with the Fund.  Mr. Barbee is the sole stockholder of the Advisor and is therefore considered to be a “controlling person” of the Advisor.

Advisory Services.  Under the Investment Advisory Agreement, the Advisor determines the composition of the Fund’s portfolio and supervises the investment management of the Fund.  The Advisor also provides investment research and research evaluation and makes and executes recommendations for the purchase and sale of securities.  The Advisor furnishes at its expense all personnel and office equipment necessary for performance of its obligations under the Agreement and pays the compensation and expenses of the officers and Trustees of the Fund who are affiliated with the Advisor.

The Fund will bear all of its other expenses, including but not limited to the expenses of rent; telecommunications expense; administrative personnel; interest expense; accounting and legal fees; taxes, registration and governmental fees; fees and expenses of the custodian and transfer agent; brokerage commissions; insurance; trustee compensation and expenses; expenses of shareholder meetings; and the preparation, printing and distribution to existing shareholders of reports, proxies and prospectuses.

Investment Advisory Fees.  As compensation for its services to the Fund under the Investment Advisory Agreement, the Advisor is entitled to receive an annual advisory fee of 0.90% of each class’ average net assets.

The Fund pays the Advisor the advisory fee on a monthly basis, computed based on the average net assets for the preceding month.

Expense Limitation Agreement.  As a means of reducing the operating expense ratio of each class of the Fund, the Advisor has entered into an expense limitation agreement with the Fund pursuant to which the Advisor has agreed to reimburse the expenses of each class through the period ending April 30, 2014 in order to limit the total operating expenses (i) of the Class I shares (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to 1.20% of the class’s average daily net assets and (ii) of the Class A shares (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to 1.45% of the class’s average daily net assets.  The Fund has agreed to repay the Advisor for amounts reimbursed by the Advisor pursuant to the expense limitation agreement provided that such repayment does not cause the total annual operating expenses (i) of the Class I shares (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to exceed 1.20% and (ii) of the Class A shares (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to exceed 1.45%, and repayment is made within three years after the year in which the Advisor incurred the expense.  The Fund’s Board of Trustees will ratify or approve the amount of any repayment to the Advisor or any reimbursed expenses made under the expense limitation agreement.

Table of Contents - SAI
15

For the fiscal years ended December 31, 2012, 2011 and 2010 the Advisor earned and waived and/or reimbursed the amounts listed below.
	Advisory Fees Incurred	Waived Fees and/or Expenses Reimbursed by Advisor	Net Fees paid to the Advisor

Year Ended December 31, 2010	$307,709	$135,358	$172,351
Year Ended December 31, 2011	$333,522	$92,399	$241,123
Year Ended December 31, 2012	$423,349	$148,860	$274,489

The Fund’s custodian may apply credits against custodial fees in recognition of cash balances of the Fund held by the custodian. These credits may only be used to reduce the Fund’s expenses.  The credits will not be applied to reduce amounts payable to the Fund by the Advisor under its expense limitation agreement with the Fund.

Advisory Agreement Approval.  The Investment Advisory Agreement was most recently approved by a vote, cast in person, of the Board of Trustees, including a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” of any such party, at their meeting held on October 10, 2012.

Potential Conflicts of Interest.  The Advisor has adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager’s management of the Fund and his or her management of other funds and accounts.  Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of Fund trades, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.  The Advisor has adopted policies and procedures that it believes are reasonably designed to address these conflicts.  However, there is no guarantee that such policies and procedures will be effective or that the Advisor will anticipate all potential conflicts of interest.

The Advisor may pay additional compensation (at its own expense and not as an expense of the Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing.

Compensation of the Portfolio Manager.  The Portfolio Manager of the Fund, Scott L. Barbee, is paid a salary by the Advisor.  The portfolio manager’s fixed salary is not based on the Fund or the other accounts achieving certain performance targets or certain asset values in their portfolios.  As the sole shareholder of the Advisor, Mr. Barbee also receives the overall profits of the Advisor.

Ownership of the Fund by the Portfolio Manager.  Employees of the Advisor may personally own shares of the Fund.  As of December 31, 2012, Mr. Barbee beneficially owned shares of the Fund worth over $1,000,000.

Other Accounts Managed by the Portfolio Manager.  Mr. Barbee is responsible for the day-to-day management of accounts other than the Fund.  Information regarding the other accounts managed by Mr. Barbee, including the number of accounts, the total assets in those accounts and the categorization of the accounts as of December 31, 2012 is set forth the following table.

Other Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	2	$208 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	93	$78 million	0	$0

Table of Contents - SAI
16

DISTRIBUTOR

The Fund and the Advisor entered into a Distribution Agreement with Quasar Distributors, LLC (the “Distributor”), pursuant to which the Distributor serves as principal underwriter for the Fund.  Its principal business address is 615 East Michigan Street, Milwaukee, WI  53202.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.  The Distributor sells the Fund’s shares on a best efforts basis.  Shares of the Fund are offered continuously.  Pursuant to the terms of the Distribution Agreement, the Advisor compensates the Distributor for the services that the Distributor provides to the Fund under the Agreement.  The Fund did not pay any underwriting commissions to the Distributor during the fiscal year ended December 31, 2012.

DISTRIBUTION PLAN

With respect to the Class A shares of the Fund, the Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”).  Pursuant to the Distribution Plan, the Fund may reimburse the Distributor for amounts paid by it of up to an aggregate maximum of 0.25% per annum of the Fund’s average daily net assets for actual expenses incurred in the distribution and promotion of the Class A shares of the Fund, including, but not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses, or for providing ongoing services to shareholders.

The Distribution Plan may be terminated without penalty at any time by a vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the “Qualified Trustees”) or by a vote of a majority of the Class A outstanding voting securities of the Fund.  The Distribution Plan may be amended at any time by the Board, provided that (i) any material amendments to the Distribution Plan shall be effective only upon approval of the Board and a majority of the Qualified Trustees, pursuant to a vote cast in person at a meeting called for the purpose of voting on the amendment to the Distribution Plan, and (ii) any amendment which increases materially the amount which may be spent by the Fund pursuant to the Distribution Plan shall be effective only upon the additional approval a majority of the Class A outstanding voting securities of the Fund.

Administration of the Distribution Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the amount and purpose of expenses which are made, that the Board, including a majority of the Qualified Trustees, approve all agreements implementing the Distribution Plan, and that the Distribution Plan may be continued from year-to-year only if the Board, including a majority of the Qualified Trustees, concludes at least annually that continuation of the Distribution Plan is likely to benefit shareholders.

For the fiscal year ended December 31, 2012, the Class A shares of the Fund paid the following amounts under the Distribution Plan:

Class A
Fiscal year ended December 31, 2012	$2,558

These payments were made to dealers for compensation to their representatives and for advertising, sales promotion, marketing expenses and shareholder services such as account maintenance.  A portion of the distribution fees with respect to Class A shares may be used to reimburse the Advisor for advances made on Class A shares and for certain service fees paid by the Advisor.  The Class A shares of the Fund made the following payments under the Distribution Plan for the fiscal year ended December 31, 2012:

	Advertising/ Marketing	Printing/ Postage	Payment to Distributor	Compensation to Broker-Dealers	Compensation to Sales Personnel	Other Uses
Class A	$0	$0	$2,558	$0	$0	$0

Table of Contents - SAI
17

FUND ADMINISTRATOR AND TRANSFER AGENT

Effective as of March 5, 2012, U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as administrator (the “Administrator”) to the Fund.  In connection with its duties as administrator, USBFS prepares and maintains the books, accounts and other documents required by the 1940 Act, calculates the Fund’s net asset value, responds to shareholder inquiries, prepares the Fund’s financial statements, prepares reports and filings with the SEC and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund’s financial accounts and records and generally assists in all aspects of the Fund’s operations.

USBFS acts as the Fund’s transfer agent and dividend disbursing agent.  USBFS also serves as fund accountant for the Funds.  For these services, the Fund paid the following amount to USBFS for fund administration services:

Fees paid for fiscal period March 5, 2012 to December 31, 2012
$34,995

Prior to March 5, 2012, another service provider served as administrator to the Fund under a prior administration agreement.  The Fund paid the prior fund administrator a fee equal, on an annual basis, to 0.10% on the first $300 million in assets, 0.08% on assets between $300 million and $800 million, 0.06% on assets between $800 million and $1.3 billion and 0.04% on assets over $1.3 billion, subject to a minimum annual fee for these services.  Such fee does not include certain out-of-pocket and other expenses.  For these services, the Fund paid the following fees to the previous administrator:

Fees paid for fiscal period January 1, 2012 to March 4, 2012	Fees paid for fiscal year ended December 31, 2011	Fees paid for fiscal year ended December 31, 2010
$1,439	$40,000	$40,000

CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53202, an affiliate of U.S. Bancorp Fund Services, LLC, serves as custodian of the assets of the Fund pursuant to a Custody Agreement.  Under the Custody Agreement, the Custodian has agreed to (i) maintain a separate account in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Fund concerning the Fund’s operations.  USBFS, the Distributor and the Custodian are affiliates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund engaged the accounting firm of BBD, LLP (“BBD”) to perform an annual audit of the Fund’s financial statements for the 2012 fiscal year.  BBD’s address is 1835 Market Street, 26th Floor, Philadelphia, PA 19103.

BROKERAGE ALLOCATION

Portfolio Transactions.  As provided in its Investment Advisory Agreement, the Advisor is responsible for the Fund’s portfolio decisions and the placing of portfolio transactions.  Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market makers, who act as principals for the securities on a net basis.  The Fund typically does not pay brokerage commissions for such purchases and sales.  Instead, the net price paid by the Fund usually includes an underwriting concession or dealer spread.  The aggregate brokerage commissions paid by the Fund for the following fiscal periods are shown in the following table.

Table of Contents - SAI
18

Brokerage Fees Paid
Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
$1,080	$3,222	$26,592

When purchasing or selling securities in the secondary market, the Advisor seeks to obtain best execution at the most favorable prices through reputable broker-dealers and, in the case of agency transactions, at competitive commission rates.  While the Advisor seeks reasonably competitive rates, it does not necessarily pay the lowest commission or spreads available.  Transactions in smaller or foreign bond issues may involve specialized services on the part of the broker and thus entail higher commissions or spreads than would be paid in transactions involving more widely traded securities.  The Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction.  For the fiscal year ended December 31, 2012, the Fund did not pay brokerage commissions to brokers who also provided research services.

As of the fiscal year ended December 31, 2012, the Fund did not hold securities of its regular brokers and dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.

Brokerage Selection.  Allocation of transactions, including their frequency, to various brokers is determined by the Advisor in its best judgment and in a manner deemed consistent with its best execution obligations.  The primary consideration is prompt, efficient and full execution of orders in an effective manner at the most favorable price.  Subject to this primary consideration, the Advisor may also consider the provision of supplemental research services on specific securities, industries or overall market trends in the selection of brokers to execute portfolio transactions.  The Advisor will not take into account the sale of Fund shares when selecting brokers to execute portfolio transactions.

In executing such transactions, the Advisor makes efforts in good faith to obtain the best net results for the Fund, taking into account such factors as price (including the brokerage commission or dealer spread), size of order, competitive commissions on similar transactions, difficulty of execution and operational facilities of the firm involved and the firm’s financial strength and its risk in positioning a block of securities.  Such considerations involve judgment and experience, and are weighed by the Advisor in determining the overall reasonableness of brokerage costs paid.  No affiliate of the Fund receives reciprocal business in connection with its portfolio transactions.

Brokerage and research services furnished by brokers through whom the Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all of such services may be used by the Advisor in connection with the Fund.

The Fund’s Board of Trustees will review from time to time information on the Fund’s portfolio transactions.  The Board will also review information concerning the prevailing level of spreads and commissions charged by qualified brokers.

ORGANIZATION AND CAPITALIZATION

Organization.  The Trust is a Delaware statutory trust organized on July 11, 2003 and commenced operations on January 1, 2004.  The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund.  The Trust has one investment series, the Fund, which has two classes of shares of beneficial interest.  The Fund currently offers two classes of shares – Class I and Class A.  The Trustees may, from time to time, establish additional series or classes of shares without the approval of shareholders.  The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Class I shares held by a shareholder that is no longer eligible to own such shares may be converted to Class A shares from time to time upon written instruction from the Fund to the Fund’s transfer agent, provided that (1) the shareholder is given prior notice of the proposed conversion and (2) the conversion is effected on the basis of the relative net asset values of the two Classes without the imposition of any sales load, exchange fee or other charge.

Table of Contents - SAI
19

Shareholders who hold Class A shares that are eligible to own Class I shares may convert their Class A shares into Class I shares by providing notice to the Fund, as described in the Prospectus.  If the shares are held in an account at a financial intermediary, the conversion is subject to the criteria described in the prospectus, including that the intermediary may separately charge a fee to the shareholder for such conversion.  Any such conversion will occur at the respective net asset values of the share Classes next calculated after the Fund’s receipt of the shareholder’s request in good order.

Shares of Beneficial Interest.  The Trust is authorized to issue an unlimited number of shares of beneficial interest.  The Trust has registered an indefinite number of Fund shares under Rule 24f-2 of the 1940 Act.  Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights except that expenses allocated to a class of shares may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class.  The shares, when issued and paid for in accordance with the terms of the prospectus, are deemed to be fully paid and non-assessable.  Shares have no preemptive, cumulative voting, subscription or conversion rights.  Shares can be issued as full shares or as fractions of shares.  A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase Orders.  Shares of each class of the Fund are offered at net asset value (plus applicable sales charge for Class A shares) directly by the Fund or through various authorized intermediaries.  The Fund determines its net asset value as described in the Prospectus.

The Fund reserves the right to reject any specific purchase order in its sole discretion.  The Fund also reserves the right to suspend the offering of Fund shares.   You may only purchase shares if the Fund is eligible for sale in your state or jurisdiction.

Class A Shares — Purchases Subject to an Initial Sales Charge.  Class A shares of the Fund  require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 0.25% of average daily net assets that are assessed against the shares of the Fund.

If you purchase Class A shares of the Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows (with the dealer reallowance shown in the far right column):

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment*	Dealer Compensation as a % of Offering Price
Less than $100,000	3.75%	3.90%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 but less than $500,000	2.25%	2.30%	2.25%
$500,000 but less than $1 million	1.75%	1.78%	1.75%
$1 million and above	0.00%**	0.00%	0.00%***
*	Rounded to the nearest one-hundredth percent.
**
As shown, investors that purchase Class A shares at the $1 million breakpoint will not pay any initial sales charge on the purchase.  However, any Class A shares purchased at the $1 million breakpoint will, subject to certain exceptions, be subject to a deferred sales charge of 1.00% when redeemed within 2 years of purchase.

***	The Advisor pays through the Distributor 1.00% of the Offering Price as compensation to dealers.

Class A Shares — Purchases Subject to a Contingent Deferred Sales Charge (but not an Initial Sales Charge). Shareholders who invest $1,000,000 or more in Class A shares do not pay an initial sales charge.  The Advisor pays 1.00% as a commission to dealers who initiate and are responsible for purchases of Class A shares of $1,000,000 or more.

Table of Contents - SAI
20

If the shareholder redeems the shares within two years after purchase, a deferred sales charge of 1.00% will, subject to certain exceptions, be charged and paid to the Distributor (please see the section in the Prospectus entitled “Description of Classes - Reduction or Waiver of Deferred Sales Charge Applicable to Class A Shares” for more information).  Any applicable CDSC will be based on the original cost of the shares.  Because the Advisor finances the up-front commission paid to dealers who are responsible for purchases of Class A shares of $1,000,000 or more, the Distributor reimburses the Advisor the 1.00% deferred sales charge paid by shareholders redeeming within two years after purchase.  Shares not subject to a Contingent Deferred Sales Charge will be sold first.

Class A Sales Charge Information. The Distributor of the Fund received the following sales charges from investors on sales of Class A shares:

	Gross Sales Charges Collected	Sales Charges Paid to Distributor**	CDSCs Received on Redemptions of Load- Waived Shares***
Fiscal Year Ended December 31, 2012*	$146,764	$5	$0
*	The Fund’s Class A shares commenced operations on August 24, 2012.
**	The Distributor retains all underwriting concessions and the front-end sales charge on accounts with no dealer of record.
***	The Distributor reimburses this amount to the Advisor since the Advisor finances the up-front commissions paid to dealers.

Class A Shares Conversion.  Shareholders may be able to convert Class A shares to Class I shares of the Fund, if they satisfy the eligibility requirements for Class I shares described in the Prospectus.  Please contact your financial intermediary for additional information on how to convert your Class A shares into Class I shares.  For federal income tax purposes, a conversion between share classes of the same Fund is considered a non-taxable event.

Reduction or Waiver of Sales Charge.  The Fund offers shareholders various programs through which shareholders may obtain reduced sales charges through participation in such programs.  In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, the Fund must be notified by the shareholder or his or her financial intermediary that they qualify for such a reduction.  If the Fund is not notified that a shareholder is eligible for these reductions, the Fund will be unable to ensure that the reduction is applied to the shareholder’s account.

Redemptions.  Shares may be redeemed at net asset value, as described in the Prospectus.  The Fund has elected to be governed by Rule 18f-1 of the 1940 Act pursuant to which the Fund is obligated during any 90-day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund at the beginning of such period.  Should a redemption exceed such limitation, the Fund may deliver, in lieu of cash, securities from its portfolio.  The securities delivered will be selected at the sole discretion of the Fund, will not necessarily be representative of the entire portfolio and may be securities that the Fund would otherwise sell.  The redeeming shareholder will usually incur brokerage costs in subsequently converting the securities to cash.  The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.  See the “Net Asset Value” section of the Prospectus.

Pricing of Shares.  The purchase and redemption price of Fund shares is based on the Fund’s next determined net asset value per share (plus applicable sales charge for Class A shares).  Due to the fact that different expenses are charged to the Class I shares and Class A shares of the Fund, the NAV of the two classes of the Fund will vary.  See “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus.

Arrangements Permitting Frequent Purchases and Redemptions of Fund Shares.  The Fund has no arrangements with any party permitting frequent purchases and redemptions of Fund shares.  The Fund is intended for long-term investment and discourages frequent purchases and redemptions of Fund shares that are counter to the interests of all the Fund’s shareholders.

Table of Contents - SAI
21

TAX STATUS

The information set forth in the Prospectus and the following discussion relate solely to U.S. federal income tax law and assumes that the Fund qualifies to be taxed as a regulated investment company (as discussed below).  Such information is only a summary of certain key federal income tax considerations and is based on current law.  No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or its shareholders.  Investors are encouraged to consult their own tax advisors with respect to the specific tax consequences of being a shareholder in the Fund, including the effect and applicability of federal, state, local and foreign tax laws to their own particular situations.

General.  The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and if so qualified, will not be subject to federal income taxes to the extent its earnings are timely distributed.  To so qualify, the Fund must comply with certain requirements relating to, among other things, the source of its income and the diversification of its assets.  The Fund must also distribute, as ordinary income dividends, at least 90% of its investment company taxable income.

Should the Fund not qualify as a “regulated investment company” under Subchapter M, the Fund would be subject to federal income taxes on its earnings whether or not such earnings were distributed to shareholders.  Payment of income taxes by the Fund would reduce the Fund’s net asset value and result in lower returns to the Fund’s shareholders.

The Fund also intends to make distributions as required by the Internal Revenue Code to avoid the imposition of a non-deductible 4% excise tax.  The Fund must distribute during each calendar year (i) 98% of its ordinary income for such calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund’s actual taxable year ending December 31, if elected) and (iii) certain other amounts not distributed in previous years.

The Fund may invest in foreign securities.  Some foreign countries withhold income taxes from dividend or interest payments to investors.  The Fund either cannot recoup these tax payments in some cases, or can only receive refunds of withheld taxes after a lengthy application process.  It is not anticipated that tax withholdings on foreign income will have a material effect on the Fund’s investment performance.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.”  If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it.  In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income.  In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of the market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period.  Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.  Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”  (Alternatively, the Fund may elect to accrue and include in income each year a portion of the market discount with respect to market discount securities.  Unless such an election is made, the deduction for some or all of the interest expense incurred to purchase or carry a market discount security may be deferred.)

Original Issue Discount.  Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount.  Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity.  Although no cash income or amount of such discount is actually received the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.  Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any.  This additional discount represents market discount for federal income tax purposes (see above).

Table of Contents - SAI
22

Distributions of the Fund's investment company taxable income (taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) are taxable to you as ordinary income.  A portion of the Fund's distributions may be treated as “qualified dividend income,” taxable to individuals, trusts and estates at the same preferential federal tax rate as long-term capital gains income.  A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.  To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

Distributions of the Fund's net capital gain (the excess of net long-term capital gains over net short-term capital losses) generally are taxable to you as long-term capital gain, regardless of how long you have held shares in the Fund.

Distributions that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital.  Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund.  Distributions declared in October, November or December and paid in January are taxable as if paid on December 31.

If you invest in the Fund shortly before the record date of a distribution, any distribution will lower the value of the Fund’s shares by the amount of the distribution and the amount of the distribution will be taxable in the manner described above.

In general, you will recognize a gain or loss on a sale or exchange of shares of the Fund in an amount equal to the difference between the amount of your net sales proceeds and your tax basis in the shares.  All or a portion of any such loss may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or exchange.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.  In general, any gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.  Any capital loss arising from the sale or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.  The deduction of capital losses by U.S. individual shareholders is subject to limitations.

As of December 31, 2012, the Fund had the following capital loss carryovers and expirations. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards in the character noted below.

Long Term Amount	Short Term Amount	Expiration
$386,184	$626,649	Unlimited

FINANCIAL STATEMENTS

The Aegis High Yield Fund completed its latest fiscal year of operation on December 31, 2012.  Financial statements audited by BBD, LLP, the Fund’s independent registered public accounting firm, included in the Annual Report to Shareholders of the Fund for the fiscal year ended December 31, 2012 are incorporated herein by reference.  To obtain a copy of the Fund’s prospectus or Annual Report to Shareholders, please call (800) 528-3780.

Table of Contents - SAI
23

The Aegis Funds

Part C

OTHER INFORMATION
Item 28. Exhibits

(a)	(1)	Certificate of Trust - Incorporated by reference to the initial registration statement on Form N-1A as filed with the Securities and Exchange Commission on July 11, 2003.

	(2)	Declaration of Trust - Incorporated by reference to the initial registration statement on Form N-1A as filed with the Securities and Exchange Commission on July 11, 2003.

(b)		By-Laws - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

(c)		Not Applicable.

(d)
Investment Advisory Agreement between The Aegis Funds and Aegis Financial Corporation - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

(e)	(1)
Distribution Agreement between The Aegis Funds and Quasar Distributors, LLC – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(2)	Amendment to the Distribution Agreement – Incorporated by reference to Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on August 22, 2012.

(f)		Not Applicable.

(g)	(1)
Custody Agreement between The Aegis Funds and U.S. Bank National Association – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(2)
First Amendment to the Custody Agreement between The Aegis Funds and U.S. Bank National Association – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

(h)	(1)
Fund Administration Servicing Agreement between The Aegis Funds and U.S. Bancorp Fund Services, LLC  – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(2)
Fund Accounting Servicing Agreement between The Aegis Funds and U.S. Bancorp Fund Services, LLC  – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(3)
Transfer Agent Servicing Agreement between The Aegis Funds and U.S. Bancorp Fund Services, LLC  – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(4)	Expense Limitation Agreement with Aegis Financial Corporation – Incorporated by reference to Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on August 22, 2012.

	(5)	Power of Attorney of V. Scott Soler - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

(6)
Power of Attorney of David A. Giannini - Incorporated by reference to the power of attorney filed with Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on April 28, 2006.

(7)
Power of Attorney of Eskander Matta - Incorporated by reference to the power of attorney filed with Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.

(i)		Legal Opinion and Consent – filed herewith.

(j)		Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)		Not Applicable.

(l)		Initial Capital Agreement - Incorporated by reference to Pre-effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.

(m)		Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1– Incorporated by reference to Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on August 22, 2012.

(n)		Rule 18f-3 Multiple Class Plan – Incorporated by reference to Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on August 22, 2012.

(o)		Reserved.

(p)	(1)	Code of Ethics of Registrant - Incorporated by reference to Pre-effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.

	(2)	Code of Ethics of Aegis Financial Corporation - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is directly or indirectly controlled by, or under common control with, the Registrant.

ITEM 30. INDEMNIFICATION

Reference is made to Article VII Section 3 in the Registrant's Declaration of Trust which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR AND THEIR OFFICERS AND DIRECTORS

Scott L. Barbee has been officer and director of the Investment Advisor. Sarah Q. Zhang has been officer of the Investment Advisor.  There have been no other connections of a substantial nature in which the officers or directors of the Investment Advisor have been involved during the last two years.

ITEM 32. PRINCIPAL UNDERWRITER

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jacob Funds II
Aegis Value Fund, Inc.	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Kirr Marbach Partners Funds, Inc.
Alpine Equity Trust	Litman Gregory Funds Trust
Alpine Income Trust	LKCM Funds
Alpine Series Trust	LoCorr Investment Trust
Artio Global Investment Funds	Lord Asset Management Trust
Artio Select Opportunities Fund, Inc.	MainGate Trust
Barrett Opportunity Fund, Inc.	Managed Portfolio Series
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Merger Fund
Brandywine Fund, Inc.	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	PRIMECAP Odyssey Funds
Cushing Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Wexford Trust/PA
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hennessy SPARX Funds Trust	WY Funds
Hotchkis & Wiley Funds	YCG Funds
Intrepid Capital Management Funds Trust

(b)	The directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained: (i) at the offices of the Trust located at, 6862 Elm Street, Suite 830, McLean, Virginia 22201; (ii) at the offices of the Trust's Custodian located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212; and (iii) at the offices of the Fund's Transfer Agent, Administrator and Accountant at 615 East Michigan Street, Milwaukee, WI, 53202.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean in the Commonwealth of Virginia on April 26, 2013.

THE AEGIS FUNDS

By: /s/ Scott L. Barbee
Scott L. Barbee
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Scott L. Barbee	President, Trustee	April 26, 2013
Scott L. Barbee	(Principal Executive Officer)

/s/ Sarah Q. Zhang	Secretary, Treasurer	April 26, 2013
Sarah Q. Zhang	(Principal Financial Officer)

Eskander Matta*	Trustee	April 26, 2013
Eskander Matta

David A. Giannini*	Trustee	April 26, 2013
David A. Giannini

V. Scott Soler*	Trustee	April 26, 2013
V. Scott Soler

* By: /s/ Scott L. Barbee
Scott L. Barbee
Attorney-in-Fact pursuant to the Powers of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit No.	Exhibit Description

(i)	Legal Opinion

(j)	Consent of Independent Registered Public Accounting Firm